UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 58 )

Exact name of registrant as specified in charter: The George Putnam Fund of Boston

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: July 31, 2007

Date of reporting period: October 31, 2006

Item 1. Schedule of Investments:

The George Putnam Fund of Boston

The fund's portfolio
10/31/06 (Unaudited)

COMMON STOCKS (58.9%)(a)
	Shares	Value

Banking (3.9%)

Bank of America Corp.	1,628,600	$87,732,682
U.S. Bancorp	531,799	17,996,078
Wachovia Corp.	236,800	13,142,400
Washington Mutual, Inc. (S)	447,200	18,916,560
Wells Fargo & Co.	1,161,309	42,143,904

		179,931,624

Basic Materials (2.5%)

E.I. du Pont de Nemours & Co.	421,800	19,318,440
Freeport-McMoRan Copper & Gold, Inc. Class B (S)	217,400	13,148,352
Lyondell Chemical Co.	646,500	16,595,655
Nucor Corp. (NON) (S)	328,100	19,164,321
Phelps Dodge Corp.	255,600	25,657,128
PPG Industries, Inc.	42,700	2,920,680
Rohm & Haas Co.	318,000	16,478,760
Temple Inland, Inc.	124,500	4,910,280

		118,193,616

Capital Goods (5.5%)

AGCO Corp. (NON)	175,974	4,707,305
Boeing Co. (The)	366,400	29,260,704
Caterpillar, Inc.	365,500	22,189,505
Cooper Industries, Ltd. Class A	9,209	823,745
Cummins, Inc. (S)	216,500	27,491,170
Eaton Corp.	261,400	18,933,202
Emerson Electric Co.	51,100	4,312,840
Illinois Tool Works, Inc.	59,600	2,856,628
Ingersoll-Rand Co., Ltd. Class A (Bermuda)	413,500	15,179,585
L-3 Communications Holdings, Inc. (S)	91,500	7,367,580
Lockheed Martin Corp.	377,600	32,824,768
Parker-Hannifin Corp. (S)	334,000	27,932,420
Raytheon Co.	631,100	31,523,445
Thomas & Betts Corp. (NON)	121,000	6,235,130
United Technologies Corp.	138,500	9,102,220
Waste Management, Inc.	320,082	11,996,673

		252,736,920

Communication Services (3.3%)

AT&T, Inc. (S)	1,267,500	43,411,875
Qwest Communications International, Inc. (NON)	1,568,200	13,533,566
Sprint Nextel Corp.	2,142,100	40,035,849
Verizon Communications, Inc.	1,482,100	54,837,700

		151,818,990

Conglomerates (3.0%)

3M Co.	223,000	17,581,320
General Electric Co.	1,636,500	57,457,515
Honeywell International, Inc.	373,324	15,724,407
Textron, Inc.	105,792	9,619,667
Tyco International, Ltd. (Bermuda) (S)	1,252,150	36,850,775

		137,233,684

Consumer Cyclicals (4.1%)

Barnes & Noble, Inc.	26,512	1,095,211
Big Lots, Inc. (NON)	161,995	3,414,855
Black & Decker Manufacturing Co.	147,414	12,365,086

Brunswick Corp.	140,200	4,416,300
Carnival Corp. (S)	175,300	8,558,146
Ford Motor Co. (S)	706,200	5,847,336
Gap, Inc. (The)	95,993	2,017,773
Home Depot, Inc. (The)	51,889	1,937,016
Lennar Corp. (S)	264,300	12,548,964
Masco Corp. (S)	970,549	26,835,680
Nordstrom, Inc.	140,609	6,657,836
NVR, Inc. (NON)	17,900	10,050,850
Office Depot, Inc. (NON) (S)	465,400	19,542,146
OfficeMax, Inc.	470,200	22,372,116
R. R. Donnelley & Sons Co.	161,000	5,451,460
Sherwin-Williams Co. (The)	106,300	6,296,149
Walt Disney Co. (The)	643,025	20,229,567
Whirlpool Corp. (S)	151,800	13,195,974
Wyndham Worldwide Corp. (NON)	290,420	8,567,390

		191,399,855

Consumer Finance (1.0%)

Capital One Financial Corp.	252,200	20,007,026
Countrywide Financial Corp. (S)	736,800	28,086,816

		48,093,842

Consumer Staples (3.3%)

Altria Group, Inc.	318,220	25,880,833
Coca-Cola Co. (The)	345,400	16,137,088
Coca-Cola Enterprises, Inc. (S)	235,300	4,713,059
Colgate-Palmolive Co.	234,400	14,994,568
Comcast Corp. Class A (NON) (S)	346,600	14,096,222
General Mills, Inc.	352,800	20,046,096
Kroger Co.	234,300	5,269,407
Loews Corp. - Carolina Group	371,000	21,451,220
McDonald's Corp.	284,668	11,933,283
Pepsi Bottling Group, Inc. (The)	620,500	19,620,210

		154,141,986

Energy (5.1%)

Apache Corp.	120,400	7,864,528
BJ Services Co.	67,479	2,035,167
Cameron International Corp. (NON) (S)	71,942	3,604,294
Chevron Corp.	70,900	4,764,480
ConocoPhillips	237,300	14,294,952
Devon Energy Corp.	84,115	5,622,247
EOG Resources, Inc.	105,000	6,985,650
Exxon Mobil Corp.	1,122,200	80,147,524
Marathon Oil Corp.	526,500	45,489,600
Newfield Exploration Co. (NON)	130,600	5,327,174
Occidental Petroleum Corp.	164,800	7,735,712
Pride International, Inc. (NON) (S)	359,826	9,934,796
Rowan Cos., Inc. (S)	92,500	3,087,650
Schlumberger, Ltd.	183,700	11,587,796
Sunoco, Inc.	173,700	11,486,781
Tesoro Corp. (S)	131,400	8,401,716
Valero Energy Corp.	115,800	6,059,814

		234,429,881

Financial (7.1%)

AMBAC Financial Group, Inc.	235,200	19,636,848
Assurant, Inc.	101,400	5,339,724
Citigroup, Inc. (S) (SEG)	2,401,700	120,469,272
Hospitality Properties Trust (R)	66,036	3,200,105
HRPT Properties Trust (R)	341,541	4,064,338
JPMorgan Chase & Co. (S)	1,299,700	61,657,768
Lehman Brothers Holdings, Inc.	340,600	26,512,304
MGIC Investment Corp. (S)	378,000	22,211,280
PMI Group, Inc. (The) (S)	358,324	15,282,519
Radian Group, Inc. (S)	374,400	19,955,520
Realogy Corp. (NON)	363,000	9,358,140

St. Paul Travelers Cos., Inc. (The)	428,100	21,888,753

		329,576,571

Health Care (3.4%)

AmerisourceBergen Corp.	486,700	22,972,240
Barr Pharmaceuticals, Inc. (NON)	102,000	5,341,740
Baxter International, Inc. (S)	84,100	3,866,077
Becton, Dickinson and Co. (S)	45,684	3,199,251
Boston Scientific Corp. (NON)	587,500	9,347,125
Cardinal Health, Inc.	174,600	11,427,570
Caremark Rx, Inc.	175,600	8,644,788
McKesson Corp.	633,300	31,721,997
Merck & Co., Inc. (S)	582,900	26,475,318
Pfizer, Inc.	446,000	11,885,900
Watson Pharmaceuticals, Inc. (NON)	306,200	8,239,842
WellPoint, Inc. (NON)	173,700	13,256,784

		156,378,632

Insurance (2.9%)

ACE, Ltd. (Bermuda)	160,600	9,194,350
American International Group, Inc.	149,198	10,021,630
Berkshire Hathaway, Inc. Class B (NON)	3,260	11,458,900
Chubb Corp. (The)	766,000	40,712,900
Everest Re Group, Ltd. (Barbados)	228,700	22,682,466
Genworth Financial, Inc. Class A (S)	355,560	11,889,926
Hartford Financial Services Group, Inc. (The) (S)	69,500	6,058,315
Prudential Financial, Inc.	314,900	24,225,257

		136,243,744

Investment Banking/Brokerage (4.1%)

Allied Capital Corp. (S)	307,000	9,679,710
Bear Stearns Cos., Inc. (The) (S)	173,300	26,228,955
Goldman Sachs Group, Inc. (The) (S)	301,000	57,126,790
Merrill Lynch & Co., Inc. (S)	394,400	34,478,448
Morgan Stanley (S)	827,100	63,215,253

		190,729,156

Real Estate (0.1%)

Apartment Investment & Management Co. Class A (R)	87,928	5,040,033
Camden Property Trust (R)	17,476	1,410,663

		6,450,696

Technology (4.9%)

Accenture, Ltd. Class A (Bermuda)	262,000	8,622,420
Acxiom Corp.	220,200	5,449,950
Analog Devices, Inc.	315,400	10,036,028
Applied Materials, Inc.	786,600	13,678,974
Dell, Inc. (NON) (S)	443,100	10,780,623
Electronic Data Systems Corp.	221,400	5,608,062
Hewlett-Packard Co.	1,451,200	56,219,488
IBM Corp.	287,600	26,554,108
Intel Corp. (S)	1,294,100	27,616,094
Lexmark International, Inc. Class A (NON)	131,886	8,386,631
McAfee, Inc. (NON)	209,500	6,060,835
Micron Technology, Inc. (NON)	386,400	5,583,480
Motorola, Inc. (S)	388,800	8,965,728
National Semiconductor Corp. (S)	705,900	17,146,311
Oracle Corp. (NON) (S)	53,100	980,757
VeriSign, Inc. (NON)	640,800	13,251,744

		224,941,233

Transportation (1.0%)

AMR Corp. (NON) (S)	861,600	24,417,744
Norfolk Southern Corp.	106,144	5,579,990

Overseas Shipholding Group	88,100	5,510,655
Southwest Airlines Co.	773,900	11,631,717

		47,140,106

Utilities & Power (3.7%)

AES Corp. (The) (NON)	242,096	5,323,691
Alliant Energy Corp.	202,409	7,762,385
Dominion Resources, Inc. (S)	87,650	7,098,774
DPL, Inc. (S)	177,300	5,092,056
Duke Energy Corp.	775,900	24,549,476
Edison International	532,600	23,668,744
Entergy Corp.	74,558	6,399,313
Exelon Corp.	217,876	13,503,954
FirstEnergy Corp.	569,200	33,497,420
Pepco Holdings, Inc.	98,978	2,516,021
PG&E Corp. (S)	680,050	29,337,357
Wisconsin Energy Corp.	247,333	11,362,478

		170,111,669

Total common stocks (cost $2,205,941,046)		$2,729,552,205

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (18.6%)(a)
	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (--%)

Government National Mortgage Association Pass-Through
Certificates
7s, with due dates from August 15, 2029 to
October 15, 2031	$284,680	$296,270

		296,270

U.S. Government Agency Mortgage Obligations (18.6%)

Federal Home Loan Mortgage Corporation
8 3/4s, with due dates from May 1, 2009 to June 1, 2009	120,177	122,645
Federal Home Loan Mortgage Corporation Pass-Through
Certificates
6s, with due dates from May 1, 2021 to March 1, 2035	61,351,793	62,272,444
6s, June 1, 2017	3,124	3,174
5 1/2s, with due dates from June 1, 2035 to
June 1, 2035	2,513,292	2,491,309
5 1/2s, July 1, 2016	446,898	448,399
5 1/2s, TBA, November 1, 2036	47,000,000	46,493,284
Federal National Mortgage Association Pass-Through
Certificates
11s, with due dates from October 1, 2015 to
March 1, 2016	8,339	9,007
9s, with due dates from January 1, 2027 to July 1, 2032	236,345	257,560
8 3/4s, July 1, 2009	3,453	3,531
8s, with due dates from August 1, 2026 to July 1, 2033	1,079,335	1,112,866
7 1/2s, with due dates from October 1, 2025 to
July 1, 2033	680,289	704,745
7s, with due dates from February 1, 2033 to
January 1, 2036	6,067,377	6,244,399
7s, with due dates from November 1, 2007 to
February 1, 2017	1,064,270	1,096,445
6 1/2s, December 1, 2034	19,407	19,795
6 1/2s, with due dates from July 1, 2010 to May 1, 2011	253,324	258,511
6s, with due dates from June 1, 2021 to June 1, 2036	175,801,403	178,608,516
6s, with due dates from December 1, 2013 to May 1, 2021	93,044,788	94,535,436
5 1/2s, with due dates from August 1, 2021 to
August 1, 2036	13,764,192	13,607,883
5 1/2s, with due dates from April 1, 2009 to
January 1, 2021	152,316	152,522
5 1/2s, TBA, December 1, 2036	80,350,000	79,370,734
5 1/2s, TBA, November 1, 2036	337,750,000	333,765,597
5s, with due dates from June 1, 2021 to May 1, 2036	20,569,402	19,883,493
5s, April 1, 2021	243,763	240,068
4 1/2s, with due dates from April 1, 2020 to
December 1, 2020	1,022,228	990,546
4 1/2s, TBA, November 1, 2021	20,800,000	20,124,000
4s, with due dates from May 1, 2019 to August 1, 2020	884,153	838,799

		863,655,708

Total U.S. government and agency mortgage obligations (cost $860,329,316)		$863,951,978

U.S. TREASURY OBLIGATIONS (0.7%)(a) (cost $33,248,426)
	Principal amount	Value

U.S. Treasury Notes 3 7/8s, May 15, 2010	$34,000,000	$33,229,689

COLLATERALIZED MORTGAGE OBLIGATIONS (15.3%)(a)
	Principal amount	Value

AMP CMBS 144A FRB Ser. 06-1A, Class A, 6.14s, 2047
(Cayman Islands)	$1,910,000	$1,910,000
Amresco Commercial Mortgage Funding I 144A
Ser. 97-C1, Class G, 7s, 2029	1,030,000	1,031,041
Ser. 97-C1, Class H, 7s, 2029	664,000	667,625
Asset Securitization Corp.
Ser. 96-MD6, Class A7, 8.01s, 2029	1,858,000	1,946,208
FRB Ser. 97-D5, Class A5, 7.163s, 2043	325,000	352,818
Banc of America Commercial Mortgage, Inc.
Ser. 01-1, Class G, 7.324s, 2036	950,000	1,009,046
Ser. 06-4, Class A4, 5.634s, 2046	3,420,000	3,498,898
Ser. 06-5, Class A4, 5.414s, 2047	4,233,000	4,262,986
Ser. 04-3, Class A5, 5.303s, 2039	4,690,000	4,733,242
FRB Ser. 05-1, Class A5, 4.981s, 2042	252,000	250,794
Ser. 06-1, Class XC, Interest Only (IO), 0.042s, 2045	41,144,834	300,208
Banc of America Commercial Mortgage, Inc. 144A
Ser. 01-PB1, Class K, 6.15s, 2035	715,000	719,448
Ser. 02-PB2, Class XC, IO, 0.216s, 2035	9,845,347	191,138
Ser. 05-1, Class XW, IO, 0.104s, 2042	277,786,560	1,231,006
Ser. 05-4, Class XC, IO, 0.051s, 2045	83,250,627	604,341
Banc of America Large Loan
FRB Ser. 04-BBA4, Class H, 6.27s, 2018	142,000	142,801
FRB Ser. 04-BBA4, Class G, 6.02s, 2018	449,000	450,259
Banc of America Large Loan 144A
FRB Ser. 02-FL2A, Class L1, 8.32s, 2014	427,000	427,000
FRB Ser. 02-FL2A, Class K1, 7.82s, 2014	148,000	147,803
FRB Ser. 05-MIB1, Class K, 7.32s, 2022	496,000	492,415
FRB Ser. 05-ESHA, Class K, 7.12s, 2020	1,660,000	1,665,354
FRB Ser. 06-LAQ, Class M, 6.97s, 2021	1,104,000	1,107,260
FRB Ser. 06-LAQ, Class L, 6.87s, 2021	920,000	924,088
FRB Ser. 05-MIB1, Class J, 6.37s, 2022	1,400,000	1,407,738
FRB Ser. 05-ESHA, Class G, 6.2s, 2020	1,024,000	1,025,995
Ser. 06-LAQ, Class X1, IO, 0.675s, 2021	50,159,000	284,155
Ser. 03-BBA2, Class X1A, IO, 0.175s, 2015	4,621,138	70
Banc of America Structured Security Trust 144A Ser.
02-X1, Class A3, 5.436s, 2033	1,825,582	1,835,087
Bayview Commercial Asset Trust 144A
FRB Ser. 05-1A, Class A1, 5.62s, 2035	1,768,014	1,772,964
Ser. 04-2, IO, 1.72s, 2034	9,066,008	662,244
Ser. 04-3, IO, 1.6s, 2035	6,008,311	453,205
Ser. 06-2A, IO, 0.879s, 2036	3,382,216	309,991
Ser. 05-3A, IO, 0.775s, 2035	20,765,521	1,705,191
Ser. 05-1A, IO, 0.775s, 2035	7,442,987	570,726
Bear Stearns Commercial Mortgage Securities, Inc. Ser.
05-PWR9, Class X1, IO, 0.072s, 2042	41,541,381	417,037
Bear Stearns Commercial Mortgage Securities, Inc. 144A
FRB Ser. 05-LXR1, Class J, 6.97s, 2018	1,795,000	1,795,000
FRB Ser. 05-LXR1, Class H, 6.52s, 2018	997,000	997,000
FRB Ser. 05-LXR1, Class G, 6.27s, 2018	997,000	997,000
Ser. 06-BBA7, Class X1A, IO, 1.708s, 2019	31,284,000	531,362
Ser. 05-LXR1, Class X1, IO, 0.792s, 2018	96,649,000	341,190
Ser. 05-PW10, Class X1, IO, 0.032s, 2040	64,396,534	301,859
Bear Stearns Commercial Mortgage Securitization Corp.
Ser. 00-WF2, Class F, 8.195s, 2032	456,000	511,026
Ser. 04-PR3I, Class X1, IO, 0.064s, 2041	15,188,024	328,213
Chase Commercial Mortgage Securities Corp. Ser. 00-3,
Class A2, 7.319s, 2032	553,000	589,030
Chase Commercial Mortgage Securities Corp. 144A
Ser. 98-1, Class F, 6.56s, 2030	4,600,000	4,742,232
Ser. 98-1, Class G, 6.56s, 2030	1,171,000	1,235,586
Ser. 98-1, Class H, 6.34s, 2030	1,761,000	1,503,787
Citigroup Commercial Mortgage Trust 144A Ser. 05-C3,

Class XC, IO, 0.067s, 2043	118,263,614	1,251,931
Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 06-CD2, Class X, IO, 0.087s, 2046	76,651,703	449,102
Commercial Mortgage Acceptance Corp. Ser. 97-ML1,
Class A3, 6.57s, 2030	4,937,500	4,948,864
Commercial Mortgage Acceptance Corp. 144A Ser. 98-C1,
Class F, 6.23s, 2031	2,013,000	2,085,027
Commercial Mortgage Pass-Through Certificates Ser.
04-LB2A, Class A4, 4.715s, 2039	26,622,000	25,632,204
Commercial Mortgage Pass-Through Certificates 144A
FRB Ser. 01-J2A, Class A2F, 5.82s, 2034	1,590,000	1,606,313
Ser. 06-CN2A, Class H, 5.57s, 2019	939,000	935,773
Ser. 06-CN2A, Class J, 5.57s, 2019	751,000	745,661
Ser. 03-LB1A, Class X1, IO, 0.297s, 2038	9,156,421	381,997
Ser. 05-LP5, Class XC, IO, 0.054s, 2043	73,544,671	784,280
Ser. 05-C6, Class XC, IO, 0.043s, 2044	67,379,421	457,978
Countrywide Alternative Loan Trust
Ser. 04-15, Class 1A1, 4.921s, 2034	641,312	638,026
Ser. 06-OA10, Class XBI, IO, 1.813s, 2046	7,376,310	343,459
Ser. 05-24, Class 1AX, IO, 1.221s, 2035	19,204,388	361,273
Ser. 05-24, Class IIAX, IO, 1.201s, 2035	16,096,844	486,833
IFB Ser. 06-19CB, Class A2, IO, zero %, 2036	1,269,036	3,272
IFB Ser. 06-14CB, Class A9, IO, zero %, 2036	1,914,279	10,768
IFB Ser. 06-6CB, Class 1A3, IO, zero %, 2036	22,306,731	54,024
IFB Ser. 06-20CB, Class A14, IO, zero %, 2036	1,015,558	3,174
Countrywide Home Loans
Ser. 05-9, Class 1X, IO, 1.411s, 2035	16,594,586	388,313
Ser. 05-2, Class 2X, IO, 1.16s, 2035	18,224,945	444,233
Credit Suisse Mortgage Capital Certificates Ser.
06-C4, Class A3, 5.467s, 2039	6,869,000	6,938,274
Credit Suisse Mortgage Capital Certificates 144A Ser.
06-C3, Class AX, IO, 0.025s, 2038	103,235,845	129,045
CRESI Finance Limited Partnership 144A
FRB Ser. 06-A, Class D, 6.12s, 2017	232,000	231,999
FRB Ser. 06-A, Class C, 5.92s, 2017	688,000	687,997
Criimi Mae Commercial Mortgage Trust 144A Ser. 98-C1,
Class B, 7s, 2033	3,385,000	3,387,370
Crown Castle Towers, LLC 144A Ser. 05-1A, Class D,
5.612s, 2035	2,903,000	2,880,433
CS First Boston Mortgage Securities Corp.
Ser. 97-C2, Class F, 7.46s, 2035	1,239,000	1,366,117
Ser. 04-C2, Class A2, 5.416s, 2036	5,070,000	5,105,490
FRB Ser. 04-C3, Class A5, 5.113s, 2036	92,000	90,931
Ser. 05-C4, Class A5, 5.104s, 2038	2,284,000	2,252,127
Ser. 04-C3, Class A3, 4.302s, 2036	196,000	191,910
CS First Boston Mortgage Securities Corp. 144A
FRB Ser. 05-TFLA, Class J, 6.27s, 2020	518,000	517,996
FRB Ser. 04-TF2A, Class J, 6.27s, 2016	313,000	312,860
FRB Ser. 05-TF2A, Class J, 6.22s, 2020	1,237,000	1,237,000
FRB Ser. 05-TFLA, Class H, 6.07s, 2020	319,000	318,998
FRB Ser. 04-TF2A, Class H, 6.02s, 2019	627,000	627,182
Ser. 01-CK1, Class AY, IO, 0.783s, 2035	67,907,000	1,761,338
Ser. 03-C3, Class AX, IO, 0.426s, 2038	51,975,409	2,159,546
Ser. 02-CP3, Class AX, IO, 0.403s, 2035	22,732,785	923,290
Ser. 05-C2, Class AX, IO, 0.078s, 2037	76,571,618	1,184,486
DLJ Commercial Mortgage Corp.
Ser. 00-CF1, Class A1B, 7.62s, 2033	2,212,000	2,361,647
Ser. 99-CG2, Class B3, 6.1s, 2032	1,752,000	1,759,699
Ser. 99-CG2, Class B4, 6.1s, 2032	2,785,000	2,792,303
Ser. 98-CF2, Class B3, 6.04s, 2031	814,188	827,893
DLJ Mortgage Acceptance Corp. 144A Ser. 97-CF1,
Class A3, 7.76s, 2030	1,000,000	1,001,199
Fannie Mae
IFB Ser. 06-70, Class BS, 14.69s, 2036	473,000	561,940
Ser. 03-W6, Class PT1, 9.852s, 2042	285,838	305,343
Ser. 04-T3, Class PT1, 9.552s, 2044	697,190	792,077
Ser. 02-T12, Class A4, 9 1/2s, 2042	247,891	262,516
Ser. 02-T4, Class A4, 9 1/2s, 2041	1,436,160	1,519,170
Ser. 02-T6, Class A3, 9 1/2s, 2041	497,569	519,562
IFB Ser. 06-62, Class PS, 7.98s, 2036	1,674,098	1,870,673
IFB Ser. 05-37, Class SU, 7.92s, 2035	3,088,195	3,371,480
IFB Ser. 06-76, Class QB, 7.68s, 2036	1,784,151	1,977,948
IFB Ser. 06-48, Class TQ, 7.68s, 2036	3,084,238	3,341,124
Ser. 02-26, Class A2, 7 1/2s, 2048	2,293,272	2,399,749
Ser. 05-W3, Class 1A, 7 1/2s, 2045	2,808,142	2,964,037
Ser. 05-W1, Class 1A4, 7 1/2s, 2044	2,907,343	3,058,141

Ser. 04-W12, Class 1A4, 7 1/2s, 2044	714,219	751,467
Ser. 04-W14, Class 2A, 7 1/2s, 2044	342,009	359,710
Ser. 04-W8, Class 3A, 7 1/2s, 2044	3,405,824	3,585,385
Ser. 04-W11, Class 1A4, 7 1/2s, 2044	1,853,350	1,950,223
Ser. 04-W2, Class 5A, 7 1/2s, 2044	4,489,388	4,723,739
Ser. 04-T3, Class 1A4, 7 1/2s, 2044	72,279	76,012
Ser. 04-W9, Class 2A3, 7 1/2s, 2044	2,246,765	2,361,119
Ser. 04-T2, Class 1A4, 7 1/2s, 2043	1,037,046	1,090,610
Ser. 03-W1, Class 2A, 7 1/2s, 2042	518,712	541,885
Ser. 03-W4, Class 4A, 7 1/2s, 2042	325,985	340,666
Ser. 02-T18, Class A4, 7 1/2s, 2042	254,783	267,056
Ser. 03-W3, Class 1A3, 7 1/2s, 2042	1,231,577	1,290,605
Ser. 02-T16, Class A3, 7 1/2s, 2042	2,389,035	2,503,015
Ser. 02-T19, Class A3, 7 1/2s, 2042	1,469,532	1,540,155
Ser. 03-W2, Class 1A3, 7 1/2s, 2042	2,698,399	2,828,634
Ser. 02-W6, Class 2A, 7 1/2s, 2042	2,389,683	2,499,806
Ser. 02-T12, Class A3, 7 1/2s, 2042	406,889	424,712
Ser. 02-W4, Class A5, 7 1/2s, 2042	5,025,577	5,256,487
Ser. 02-W1, Class 2A, 7 1/2s, 2042	2,428,682	2,529,502
Ser. 02-14, Class A2, 7 1/2s, 2042	832,336	869,827
Ser. 01-T10, Class A2, 7 1/2s, 2041	2,399,014	2,501,318
Ser. 02-T4, Class A3, 7 1/2s, 2041	456,267	475,904
Ser. 02-T6, Class A2, 7 1/2s, 2041	5,865,350	6,107,902
Ser. 01-T12, Class A2, 7 1/2s, 2041	2,265,696	2,361,991
Ser. 01-T8, Class A1, 7 1/2s, 2041	2,119,102	2,204,588
Ser. 01-T7, Class A1, 7 1/2s, 2041	6,005,759	6,242,745
Ser. 01-T3, Class A1, 7 1/2s, 2040	369,553	384,664
Ser. 01-T1, Class A1, 7 1/2s, 2040	808,879	843,258
Ser. 99-T2, Class A1, 7 1/2s, 2039	231,772	243,615
Ser. 03-W10, Class 1A1, 7 1/2s, 2032	1,000,402	1,045,350
Ser. 02-T1, Class A3, 7 1/2s, 2031	656,816	686,214
Ser. 00-T6, Class A1, 7 1/2s, 2030	1,984,493	2,072,192
Ser. 01-T5, Class A3, 7 1/2s, 2030	43,715	45,558
Ser. 02-W7, Class A5, 7 1/2s, 2029	1,488,772	1,558,442
Ser. 01-T4, Class A1, 7 1/2s, 2028	4,582,807	4,832,276
Ser. 02-W3, Class A5, 7 1/2s, 2028	1,322,048	1,381,597
IFB Ser. 06-63, Class SP, 7.38s, 2036	1,938,902	2,137,587
IFB Ser. 06-60, Class TK, 7.32s, 2036	881,812	932,342
Ser. 02-26, Class A1, 7s, 2048	1,417,032	1,464,134
Ser. 04-T3, Class 1A3, 7s, 2044	659,903	685,429
Ser. 03-W3, Class 1A2, 7s, 2042	669,279	692,949
Ser. 02-T16, Class A2, 7s, 2042	1,444,810	1,495,766
Ser. 02-14, Class A1, 7s, 2042	129,876	134,033
Ser. 02-T4, Class A2, 7s, 2041	834,237	860,450
Ser. 01-W3, Class A, 7s, 2041	524,119	541,840
Ser. 04-W1, Class 2A2, 7s, 2033	7,210,299	7,485,907
IFB Ser. 06-104, Class ES, 6.8s, 2036	2,228,000	2,394,506
IFB Ser. 06-104, Class CS, 5.74s, 2036	2,265,000	2,327,759
IFB Ser. 05-74, Class SK, 5 1/2s, 2035	3,135,640	3,185,180
IFB Ser. 05-74, Class CS, 5.39s, 2035	1,940,156	1,962,482
IFB Ser. 05-74, Class CP, 5.243s, 2035	1,701,233	1,742,304
IFB Ser. 05-76, Class SA, 5.243s, 2034	2,411,422	2,429,560
IFB Ser. 05-57, Class CD, 5.175s, 2035	1,541,065	1,562,462
IFB Ser. 06-8, Class PK, 5.12s, 2036	2,985,874	2,989,108
IFB Ser. 06-27, Class SP, 5.06s, 2036	2,143,000	2,185,543
IFB Ser. 06-8, Class HP, 5.06s, 2036	2,640,419	2,675,201
IFB Ser. 06-8, Class WK, 5.06s, 2036	4,051,085	4,064,778
IFB Ser. 05-106, Class US, 5.06s, 2035	4,106,284	4,195,704
IFB Ser. 05-99, Class SA, 5.06s, 2035	2,033,879	2,041,767
IFB Ser. 05-114, Class SP, 4.95s, 2036	1,156,821	1,107,656
IFB Ser. 05-45, Class DA, 4.913s, 2035	3,190,522	3,219,887
IFB Ser. 05-74, Class DM, 4.877s, 2035	3,879,191	3,898,229
IFB Ser. 05-45, Class DC, 4.803s, 2035	2,488,573	2,500,702
IFB Ser. 06-60, Class CS, 4.583s, 2036	844,461	815,298
IFB Ser. 05-57, Class DC, 4.485s, 2034	2,756,534	2,760,257
IFB Ser. 05-45, Class PC, 4.29s, 2034	1,462,403	1,454,858
IFB Ser. 05-95, Class CP, 4.089s, 2035	318,645	315,643
IFB Ser. 05-95, Class OP, 3.923s, 2035	1,046,000	978,829
IFB Ser. 05-106, Class JC, 3.628s, 2035	761,920	698,320
IFB Ser. 05-83, Class QP, 3.562s, 2034	656,635	614,410
IFB Ser. 02-36, Class QH, IO, 2.73s, 2029	449,505	3,587
IFB Ser. 06-90, Class SE, IO, 2.48s, 2036	2,577,804	234,218
IFB Ser. 03-66, Class SA, IO, 2.33s, 2033	3,690,059	283,673
Ser. 03-W12, Class 2, IO, 2.234s, 2043	9,638,817	539,871
IFB Ser. 03-48, Class S, IO, 2.23s, 2033	1,613,256	122,507
Ser. 03-W10, Class 1, IO, 1.952s, 2043	29,905,286	1,358,819

Ser. 03-W10, Class 3, IO, 1.923s, 2043	7,585,113	354,933
IFB Ser. 05-113, Class AI, IO, 1.91s, 2036	853,039	58,251
IFB Ser. 05-113, Class DI, IO, 1.91s, 2036	28,704,692	1,678,514
IFB Ser. 04-24, Class CS, IO, 1.83s, 2034	4,890,120	343,286
IFB Ser. 03-122, Class SA, IO, 1.78s, 2028	6,731,539	325,089
IFB Ser. 03-122, Class SJ, IO, 1.78s, 2028	7,012,837	344,060
IFB Ser. 06-60, Class DI, IO, 1 3/4s, 2035	2,559,543	133,661
IFB Ser. 04-60, Class SW, IO, 1.73s, 2034	9,048,346	626,204
IFB Ser. 05-65, Class KI, IO, 1.68s, 2035	19,076,341	982,126
Ser. 03-W8, Class 12, IO, 1.639s, 2042	30,538,736	1,304,008
IFB Ser. 05-42, Class SA, IO, 1.48s, 2035	7,499,012	409,559
Ser. 03-W3, Class 2IO2, IO, 1.456s, 2042	128,360	4
IFB Ser. 05-73, Class SI, IO, 1.43s, 2035	1,902,537	105,236
IFB Ser. 05-17, Class ES, IO, 1.43s, 2035	3,947,779	254,633
IFB Ser. 05-17, Class SY, IO, 1.43s, 2035	1,819,806	115,731
IFB Ser. 05-82, Class SY, IO, 1.41s, 2035	8,693,565	435,949
IFB Ser. 05-45, Class SR, IO, 1.4s, 2035	11,974,558	610,266
IFB Ser. 05-95, Class CI, IO, 1.38s, 2035	4,204,303	265,758
IFB Ser. 05-84, Class SG, IO, 1.38s, 2035	7,364,274	435,593
IFB Ser. 05-69, Class AS, IO, 1.38s, 2035	1,899,236	102,179
IFB Ser. 05-54, Class SA, IO, 1.38s, 2035	8,386,204	408,827
IFB Ser. 05-23, Class SG, IO, 1.38s, 2035	5,925,244	362,032
IFB Ser. 05-29, Class SX, IO, 1.38s, 2035	7,034,980	396,237
IFB Ser. 05-57, Class CI, IO, 1.38s, 2035	5,178,011	271,879
IFB Ser. 05-17, Class SA, IO, 1.38s, 2035	5,315,467	319,365
IFB Ser. 05-17, Class SE, IO, 1.38s, 2035	5,640,710	334,133
IFB Ser. 05-57, Class DI, IO, 1.38s, 2035	12,435,134	632,258
IFB Ser. 04-92, Class S, IO, 1.38s, 2034	5,917,907	313,466
IFB Ser. 05-104, Class SI, IO, 1.38s, 2033	9,881,020	573,957
IFB Ser. 05-83, Class QI, IO, 1.37s, 2035	1,090,408	74,323
IFB Ser. 05-92, Class SC, IO, 1.36s, 2035	9,935,824	587,943
IFB Ser. 05-73, Class SD, IO, 1.36s, 2035	4,839,464	313,791
IFB Ser. 05-83, Class SL, IO, 1.35s, 2035	13,466,216	670,591
IFB Ser. 06-20, Class IG, IO, 1.33s, 2036	24,376,667	1,051,408
IFB Ser. 06-104, Class IM, IO, 1.32s, 2036	906,000	54,743
IFB Ser. 06-104, Class SY, IO, 1.32s, 2036	2,352,000	101,677
Ser. 03-W6, Class 11, IO, 1.286s, 2035	719,235	52
IFB Ser. 06-44, Class IS, IO, 1.28s, 2036	4,802,598	249,255
IFB Ser. 06-45, Class SM, IO, 1.28s, 2036	5,914,469	259,681
IFB Ser. 06-104, Class CI, IO, 1.276s, 2036	907,000	55,482
IFB Ser. 06-42, Class IB, IO, 1.27s, 2036	4,878,081	202,883
IFB Ser. 06-20, Class IB, IO, 1.27s, 2036	10,447,266	434,509
IFB Ser. 05-95, Class OI, IO, 1.27s, 2035	615,848	42,241
IFB Ser. 06-92, Class JI, IO, 1.26s, 2036	2,311,898	133,656
IFB Ser. 06-99, Class AS, IO, 1.26s, 2036	2,856,774	142,553
IFB Ser. 06-85, Class TS, IO, 1.24s, 2036	6,377,699	265,004
IFB Ser. 06-61, Class SE, IO, 1.23s, 2036	6,872,912	249,143
IFB Ser. 03-112, Class SA, IO, 1.18s, 2028	3,574,108	108,380
Ser. 03-W17, Class 12, IO, 1.157s, 2033	9,193,986	357,646
IFB Ser. 05-67, Class BS, IO, 0.83s, 2035	4,938,180	145,182
Ser. 03-T2, Class 2, IO, 0.826s, 2042	44,793,950	894,276
IFB Ser. 05-74, Class SE, IO, 0.78s, 2035	16,803,837	469,112
IFB Ser. 05-82, Class SI, IO, 0.78s, 2035	15,728,330	489,053
IFB Ser. 05-87, Class SE, IO, 0.73s, 2035	29,036,296	889,553
Ser. 03-W3, Class 2IO1, IO, 0.683s, 2042	3,999,031	70,216
IFB Ser. 05-58, Class IK, IO, 0.68s, 2035	4,317,620	189,666
IFB Ser. 04-54, Class SW, IO, 0.68s, 2033	2,237,212	65,212
Ser. 03-W6, Class 51, IO, 0.677s, 2042	12,968,296	213,686
Ser. 01-T12, Class IO, 0.568s, 2041	26,725,743	341,714
Ser. 03-W2, Class 1, IO, 0.47s, 2042	24,189,381	268,692
Ser. 02-T4, IO, 0.451s, 2041	9,615,752	94,304
Ser. 03-W3, Class 1, IO, 0.44s, 2042	30,941,141	280,799
Ser. 02-T1, Class IO, IO, 0.427s, 2031	24,559,122	231,558
Ser. 03-W6, Class 3, IO, 0.365s, 2042	17,082,032	152,873
Ser. 03-W6, Class 23, IO, 0.352s, 2042	18,751,394	161,945
Ser. 03-W4, Class 3A, IO, 0.335s, 2042	16,358,482	146,549
Ser. 01-79, Class BI, IO, 0.328s, 2045	4,869,255	42,623
Ser. 03-W8, Class 11, IO, 0.03s, 2042	5,006,493	324
Ser. 03-W6, Class 21, IO, 0.004s, 2042	2,795,767	18
Ser. 06-104, Class EK, zero %, 2036	482,000	471,904
Ser. 06-84, Class OP, Principal Only (PO), zero %, 2036	164,661	157,077
Ser. 371, Class 1, PO, zero %, 2036	1,856,164	1,579,984
Ser. 05-113, Class DO, PO, zero %, 2036	4,411,680	3,582,259
Ser. 367, Class 1, PO, zero %, 2036	1,212,601	906,978
Ser. 363, Class 1, PO, zero %, 2035	16,105,174	12,048,870
Ser. 361, Class 1, PO, zero %, 2035	8,854,661	7,141,921

Ser. 04-38, Class AO, PO, zero %, 2034	4,731,448	3,440,650
Ser. 342, Class 1, PO, zero %, 2033	2,018,261	1,592,315
Ser. 02-82, Class TO, PO, zero %, 2032	1,402,745	1,112,771
Ser. 04-61, Class CO, PO, zero %, 2031	3,065,000	2,418,592
FRB Ser. 05-117, Class GF, zero %, 2036	900,255	834,237
FRB Ser. 05-65, Class ER, zero %, 2035	2,880,106	2,806,765
FRB Ser. 05-57, Class UL, zero %, 2035	2,973,808	2,921,069
FRB Ser. 05-36, Class QA, zero %, 2035	560,022	533,504
FRB Ser. 05-65, Class CU, zero %, 2034	401,488	484,516
FRB Ser. 05-81, Class DF, zero %, 2033	386,789	396,097
FRB Ser. 06-1, Class HF, zero %, 2032	363,326	354,546
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
Ser. T-42, Class A6, 9 1/2s, 2042	260,702	276,083
Ser. T-60, Class 1A3, 7 1/2s, 2044	5,177,725	5,447,316
Ser. T-59, Class 1A3, 7 1/2s, 2043	3,458,968	3,647,744
Ser. T-58, Class 4A, 7 1/2s, 2043	675,064	707,148
Ser. T-57, Class 1A3, 7 1/2s, 2043	3,837,201	4,022,510
Ser. T-51, Class 2A, 7 1/2s, 2042	702,966	733,521
Ser. T-42, Class A5, 7 1/2s, 2042	1,094,442	1,142,498
Ser. T-41, Class 3A, 7 1/2s, 2032	3,188,520	3,327,073
Ser. T-60, Class 1A2, 7s, 2044	4,827,571	5,012,622
Ser. T-41, Class 2A, 7s, 2032	117,896	121,549
Ser. T-56, Class A, IO, 0.597s, 2043	11,435,539	151,117
Ser. T-56, Class 3, IO, 0.35s, 2043	13,866,633	155,306
Ser. T-56, Class 1, IO, 0.28s, 2043	17,356,397	135,380
Ser. T-56, Class 2, IO, 0.045s, 2043	15,810,951	41,108
FFCA Secured Lending Corp. 144A Ser. 00-1, Class A2,
7.77s, 2027	5,598,136	6,022,451
First Union National Bank-Bank of America Commercial
Mortgage 144A Ser. 01-C1, Class 3, IO, 1.687s, 2033	31,135,170	1,823,405
First Union-Lehman Brothers Commercial Mortgage Trust
II
Ser. 97-C2, Class F, 7 1/2s, 2029	2,726,000	2,992,961
Ser. 97-C2, Class G, 7 1/2s, 2029	832,000	922,304
First Union-Lehman Brothers-Bank of America 144A Ser.
98-C2, Class G, 7s, 2035	3,410,000	3,679,561
Freddie Mac
IFB Ser. 3153, Class UK, 7 1/2s, 2036	703,601	805,368
IFB Ser. 3202, Class PS, 7.32s, 2036	1,167,957	1,249,021
IFB Ser. 3182, Class PS, 7.32s, 2032	2,564,228	2,812,243
IFB Ser. 3202, Class HM, 6.65s, 2036	746,410	787,157
IFB Ser. 3153, Class SX, 6.65s, 2036	983,478	1,052,291
IFB Ser. 3081, Class DC, 5.22s, 2035	1,642,534	1,639,882
IFB Ser. 3114, Class GK, 5.12s, 2036	1,032,894	1,037,124
IFB Ser. 2976, Class KL, 4.877s, 2035	2,906,057	2,877,169
IFB Ser. 2990, Class DP, 4.767s, 2034	2,534,468	2,509,863
IFB Ser. 2979, Class AS, 4.767s, 2034	727,771	723,696
IFB Ser. 3153, Class UT, 4.51s, 2036	569,563	553,286
IFB Ser. 3065, Class DC, 3.9s, 2035	2,459,488	2,289,190
IFB Ser. 3050, Class SA, 3.575s, 2034	1,750,932	1,601,236
IFB Ser. 2990, Class LB, 3.348s, 2034	3,070,813	2,832,910
IFB Ser. 2990, Class WP, 3.302s, 2035	1,974,942	1,879,549
IFB Ser. 2927, Class SI, IO, 3.18s, 2035	4,509,384	479,240
IFB Ser. 2828, Class GI, IO, 2.18s, 2034	5,022,453	454,554
IFB Ser. 2869, Class SH, IO, 1.98s, 2034	2,558,455	147,432
IFB Ser. 2869, Class JS, IO, 1.93s, 2034	12,198,267	691,028
IFB Ser. 2815, Class PT, IO, 1.73s, 2032	4,951,695	315,447
IFB Ser. 2828, Class TI, IO, 1.73s, 2030	2,353,952	141,708
IFB Ser. 3033, Class SF, IO, 1.48s, 2035	3,510,470	136,031
IFB Ser. 3028, Class ES, IO, 1.43s, 2035	12,469,563	879,180
IFB Ser. 2922, Class SE, IO, 1.43s, 2035	6,663,117	333,156
IFB Ser. 3045, Class DI, IO, 1.41s, 2035	22,380,041	980,362
IFB Ser. 3136, Class NS, IO, 1.38s, 2036	6,637,126	394,676
IFB Ser. 3118, Class SD, IO, 1.38s, 2036	11,133,298	463,145
IFB Ser. 3054, Class CS, IO, 1.38s, 2035	2,686,040	122,551
IFB Ser. 3107, Class DC, IO, 1.38s, 2035	11,775,426	816,937
IFB Ser. 3129, Class SP, IO, 1.38s, 2035	4,821,023	225,233
IFB Ser. 3066, Class SI, IO, 1.38s, 2035	8,049,961	545,756
IFB Ser. 2927, Class ES, IO, 1.38s, 2035	3,626,054	172,659
IFB Ser. 2950, Class SM, IO, 1.38s, 2016	5,049,031	273,153
IFB Ser. 3031, Class BI, IO, 1.37s, 2035	2,310,789	164,955
IFB Ser. 3067, Class SI, IO, 1.33s, 2035	9,410,714	652,920
IFB Ser. 2986, Class WS, IO, 1.33s, 2035	2,769,626	80,270
IFB Ser. 2962, Class BS, IO, 1.33s, 2035	14,915,232	710,313
IFB Ser. 3114, Class TS, IO, 1.33s, 2030	17,081,484	767,188

IFB Ser. 3128, Class JI, IO, 1.31s, 2036	7,320,545	400,637
IFB Ser. 2990, Class LI, IO, 1.31s, 2034	4,485,485	285,222
IFB Ser. 3229, Class BI, IO, 1.3s, 2036	832,000	36,028
IFB Ser. 3065, Class DI, IO, 1.3s, 2035	1,769,613	115,426
IFB Ser. 3145, Class GI, IO, 1.28s, 2036	5,892,010	383,700
IFB Ser. 3114, Class GI, IO, 1.28s, 2036	2,482,912	166,715
IFB Ser. 3174, Class BS, IO, 1.2s, 2036	4,907,226	193,136
IFB Ser. 3152, Class SY, IO, 1.16s, 2036	5,414,837	341,068
IFB Ser. 3081, Class DI, IO, 1.16s, 2035	2,183,894	120,191
IFB Ser. 3199, Class S, IO, 1.13s, 2036	2,915,279	152,824
IFB Ser. 3016, Class SP, IO, 0.79s, 2035	2,297,858	66,422
IFB Ser. 3016, Class SQ, IO, 0.79s, 2035	5,225,669	152,689
IFB Ser. 2957, Class SW, IO, 0.68s, 2035	11,708,532	341,889
IFB Ser. 2815, Class S, IO, 0.68s, 2032	5,234,041	144,761
Ser. 3174, PO, zero %, 2036	408,266	338,034
Ser. 236, PO, zero %, 2036	9,186,948	7,308,784
Ser. 3045, Class DO, PO, zero %, 2035	1,765,370	1,433,374
Ser. 231, PO, zero %, 2035	77,442,842	58,518,506
Ser. 228, PO, zero %, 2035	17,940,309	14,135,045
Ser. 3130, Class KO, PO, zero %, 2034	754,434	598,314
FRB Ser. 3213, Class FX, zero %, 2036	414,579	397,478
FRB Ser. 3048, Class XG, zero %, 2035	254,889	238,903
FRB Ser. 3022, Class TC, zero %, 2035	411,970	429,801
FRB Ser. 3003, Class XF, zero %, 2035	2,588,747	2,576,613
FRB Ser. 2986, Class XT, zero %, 2035	250,665	251,449
FRB Ser. 2958, Class FL, zero %, 2035	1,075,426	988,645
FRB Ser. 3046, Class WF, zero %, 2035	565,385	547,709
FRB Ser. 3054, Class XF, zero %, 2034	252,952	249,356
GE Capital Commercial Mortgage Corp. Ser. 04-C2,
Class A4, 4.893s, 2040	6,296,000	6,115,035
GE Capital Commercial Mortgage Corp. 144A
Ser. 05-C2, Class XC, IO, 0.06s, 2043	88,362,102	748,992
Ser. 05-C3, Class XC, IO, 0.042s, 2045	231,798,047	1,213,231
GMAC Commercial Mortgage Securities, Inc.
Ser. 99-C3, Class F, 7.813s, 2036	592,000	634,027
Ser. 04-C2, Class A4, 5.301s, 2038	10,233,000	10,239,447
Ser. 03-C2, Class A2, 5.284s, 2040	6,249,000	6,344,172
Ser. 97-C1, Class X, IO, 1.497s, 2029	13,091,117	375,654
Ser. 05-C1, Class X1, IO, 0.135s, 2043	98,705,898	1,785,195
GMAC Commercial Mortgage Securities, Inc. 144A
Ser. 99-C3, Class G, 6.974s, 2036	1,614,303	1,626,060
Ser. 06-C1, Class XC, IO, 0.039s, 2045	128,461,892	878,166
Government National Mortgage Association
IFB Ser. 06-34, Class SA, 7.62s, 2036	421,119	445,005
IFB Ser. 05-7, Class JM, 5.016s, 2034	3,163,591	3,145,365
IFB Ser. 05-66, Class SP, 3.1s, 2035	1,483,579	1,361,374
IFB Ser. 05-68, Class SN, IO, 1.88s, 2034	8,039,464	450,966
IFB Ser. 04-86, Class SW, IO, 1.43s, 2034	5,843,300	311,266
IFB Ser. 05-65, Class SI, IO, 1.03s, 2035	5,964,350	236,095
IFB Ser. 05-68, Class SI, IO, 0.98s, 2035	20,225,862	900,890
IFB Ser. 06-14, Class S, IO, 0.93s, 2036	5,563,170	201,405
IFB Ser. 05-51, Class SJ, IO, 0.88s, 2035	5,988,686	251,128
IFB Ser. 05-68, Class S, IO, 0.88s, 2035	11,694,070	477,235
IFB Ser. 05-28, Class SA, IO, 0.88s, 2035	14,414,659	477,864
Ser. 98-2, Class EA, PO, zero %, 2028	133,088	109,106
Government National Mortgage Association 144A IFB Ser.
06-GG8, Class X, IO, 0.858s, 2039	15,089,000	693,740
Greenwich Capital Commercial Funding Corp. Ser.
05-GG5, Class XC, IO, 0.036s, 2037	184,840,130	830,337
Greenwich Capital Commercial Funding Corp. 144A Ser.
05-GG3, Class XC, IO, 0.096s, 2042	126,951,484	2,082,798
GS Mortgage Securities Corp. II
Ser. 06-GG8, Class A4, 5.56s, 2039	4,326,000	4,407,978
Ser. 04-GG2, Class A6, 5.396s, 2038	3,745,000	3,769,380
Ser. 05-GG4, Class A4, 4.761s, 2039	197,000	189,533
Ser. 05-GG4, Class A4B, 4.732s, 2039	835,000	796,375
GS Mortgage Securities Corp. II 144A
FRB Ser. 03-FL6A, Class L, 8.57s, 2015	565,000	568,164
Ser. 98-C1, Class F, 6s, 2030	1,286,000	1,291,080
Ser. 03-C1, Class X1, IO, 0.26s, 2040	29,129,361	526,057
Ser. 05-GG4, Class XC, IO, 0.103s, 2039	108,230,713	1,898,265
Ser. 04-C1, Class X1, IO, 0.076s, 2028	36,410,650	290,147
Ser. 06-GG6, Class XC, IO, 0.032s, 2038	52,977,128	184,178
JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 97-C5, Class F, 7.561s, 2029	911,000	1,002,100
Ser. 06-CB16, Class A4, 5.552s, 2045	4,616,000	4,678,039

Ser. 06-CB14, Class A4, 5.481s, 2044	8,500,000	8,570,380
Ser. 06-CB14, Class AM, 5.445s, 2044	5,502,000	5,575,947
FRB Ser. 04-PNC1, Class A4, 5.373s, 2041	75,000	75,784
Ser. 05-CB11, Class A4, 5.335s, 2037	6,441,000	6,436,974
Ser. 05-CB12, Class A4, 4.895s, 2037	198,000	192,355
Ser. 04-C3, Class A5, 4.878s, 2042	189,000	183,666
Ser. 05-LDP2, Class AM, 4.78s, 2042	1,990,000	1,915,865
Ser. 06-LDP7, Class X, IO, 0.009s, 2045	229,731,726	215,373
JPMorgan Chase Commercial Mortgage Securities Corp.
144A
Ser. 04-FL1A, Class X1A, IO, 1.963s, 2019	363,449	909
Ser. 03-ML1A, Class X1, IO, 0.322s, 2039	49,332,621	1,815,286
Ser. 05-LDP2, Class X1, IO, 0.079s, 2042	169,346,522	2,910,643
Ser. 05-CB12, Class X1, IO, 0.073s, 2037	55,863,273	619,733
Ser. 05-LDP1, Class X1, IO, 0.07s, 2046	37,795,938	360,243
Ser. 05-LDP4, Class X1, IO, 0.05s, 2042	110,925,419	1,039,926
Ser. 05-LDP3, Class X1, IO, 0.044s, 2042	82,520,906	631,801
Ser. 06-LDP6, Class X1, IO, 0.037s, 2043	68,719,651	375,811
Ser. 05-LDP5, Class X1, IO, 0.033s, 2044	346,934,345	1,680,463
LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031	715,303	733,686
Ser. 99-C1, Class G, 6.41s, 2031	765,731	721,282
Ser. 98-C4, Class G, 5.6s, 2035	634,000	625,724
Ser. 98-C4, Class H, 5.6s, 2035	1,074,000	1,042,011
LB-UBS Commercial Mortgage Trust
Ser. 01-C3, Class A2, 6.365s, 2028	67,000	69,976
Ser. 05-C7, Class AM, 5.263s, 2040	1,044,000	1,036,387
Ser. 04-C7, Class A6, 4.786s, 2029	1,733,000	1,674,970
LB-UBS Commercial Mortgage Trust 144A
Ser. 05-C3, Class XCL, IO, 0.126s, 2040	67,457,526	1,463,806
Ser. 05-C2, Class XCL, IO, 0.112s, 2040	134,669,390	1,425,502
Ser. 05-C5, Class XCL, IO, 0.098s, 2020	70,229,879	1,016,426
Ser. 05-C7, Class XCL, IO, 0.072s, 2040	84,133,909	788,359
Ser. 06-C1, Class XCL, IO, 0.061s, 2041	67,067,422	743,939
Lehman Brothers Floating Rate Commercial Mortgage
Trust 144A
FRB Ser. 03-LLFA, Class L, 9.07s, 2014	1,704,000	1,704,000
FRB Ser. 04-LLFA, Class H, 6.27s, 2017	733,000	734,374
FRB Ser. 05-LLFA, 6.12s, 2018	423,000	421,943
Lehman Mortgage Trust
IFB Ser. 06-5, Class 2A2, IO, 1.83s, 2036	8,997,246	460,292
IFB Ser. 06-5, Class 1A3, IO, 0.08s, 2036	2,432,154	10,308
IFB Ser. 06-4, Class 1A3, IO, 0.08s, 2036	1,985,952	16,179
IFB Ser. 06-3, Class 1A7, IO, 0.08s, 2036	1,274,581	4,127
Merrill Lynch Floating Trust 144A Ser. 06-1,
Class X1A, IO, zero %, 2022	55,108,000	846,409
Merrill Lynch Mortgage Investors, Inc. Ser. 98-C3,
Class E, 6.917s, 2030	644,000	694,321
Merrill Lynch Mortgage Trust
FRB Ser. 04-BPC1, Class A5, 4.855s, 2041	193,000	187,307
FRB Ser. 05-MCP1, Class A4, 4.747s, 2043	187,000	179,937
Ser. 05-MCP1, Class XC, IO, 0.065s, 2043	71,736,843	972,371
Merrill Lynch Mortgage Trust 144A
Ser. 04-KEY2, Class XC, IO, 0.148s, 2039	16,703,428	368,650
Ser. 05-LC1, Class X, IO, 0.108s, 2044	37,910,165	361,331
Merrill Lynch/Countrywide Commercial Mortgage Trust
144A Ser. 06-1, Class X, IO, 0.082s, 2039	30,420,000	171,113
Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C1, Class X, IO, 7.846s, 2037	3,196,804	1,128,372
Ser. 04-C2, Class X, IO, 6.007s, 2040	2,522,174	829,165
Ser. 05-C3, Class X, IO, 5.158s, 2044	2,887,851	911,929
Morgan Stanley Capital 144A
Ser. 05-RR6, Class X, IO, 1.63s, 2043	10,637,157	662,075
Ser. 05-HQ6, Class X1, IO, 0.074s, 2042	76,820,576	780,209
Morgan Stanley Capital I
Ser. 05-HQ6, Class A4A, 4.989s, 2042	3,963,000	3,858,827
Ser. 04-HQ4, Class A7, 4.97s, 2040	2,047,000	2,007,554
Morgan Stanley Capital I 144A
Ser. 98-HF1, Class F, 7.18s, 2030	482,000	490,777
Ser. 04-RR, Class F5, 6s, 2039	1,000,000	878,844
Ser. 04-RR, Class F6, 6s, 2039	1,700,000	1,420,963
Ser. 05-HQ5, Class X1, IO, 0.074s, 2042	52,356,804	413,128
Morgan Stanley Dean Witter Capital I Ser. 00-LIF2,
Class A1, 6.96s, 2033	276,266	278,002
Mortgage Capital Funding, Inc. FRB Ser. 98-MC2,
Class E, 7.094s, 2030	1,020,000	1,047,422

Permanent Financing PLC FRB Ser. 8, Class 2C, 5.79s,
2042 (United Kingdom)	2,054,000	2,053,936
PNC Mortgage Acceptance Corp. 144A
Ser. 99-CM1, Class B3, 7.1s, 2032	3,870,000	4,039,661
Ser. 00-C1, Class J, 6 5/8s, 2010	456,000	448,613
Ser. 00-C2, Class J, 6.22s, 2033	1,113,000	1,140,246
Pure Mortgages 144A
FRB Ser. 04-1A, Class F, 8.9s, 2034 (Ireland)	2,645,000	2,651,613
Ser. 04-1A, Class E, 6.65s, 2034 (Ireland)	1,041,000	1,041,000
SBA CMBS Trust 144A Ser. 05-1A, Class D, 6.219s, 2035	600,000	600,439
STRIPS 144A
Ser. 03-1A, Class L, 5s, 2018 (Cayman Islands)	757,000	667,224
Ser. 03-1A, Class M, 5s, 2018 (Cayman Islands)	513,000	433,686
Ser. 04-1A, Class L, 5s, 2018 (Cayman Islands)	337,000	295,691
Wachovia Bank Commercial Mortgage Trust
Ser. 06-C23, Class A4, 5.418s, 2045	24,362,000	24,554,460
Ser. 05-C17, Class A4, 5.083s, 2042	7,065,000	6,957,895
Ser. 04-C15, Class A4, 4.803s, 2041	3,055,000	2,946,610
Ser. 06-C28, Class XC, IO, 0.418s, 2048	14,876,000	422,925
Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-WL5A, Class L, 8.62s, 2018	771,000	770,298
Ser. 03-C3, Class IOI, IO, 0.315s, 2035	17,593,243	535,646
Ser. 06-C23, Class XC, IO, 0.046s, 2045	90,915,168	567,311
Ser. 06-C26, Class XC, IO, 0.037s, 2045	35,115,142	134,425
Washington Mutual Asset Securities Corp. 144A Ser.
05-C1A, Class G, 5.72s, 2036	222,000	215,100
Washington Mutual Multi-Fam., Mtge. 144A Ser. 01-1,
Class B5, 7.2s, 2031 (Cayman Islands)	1,305,000	1,370,679

Total collateralized mortgage obligations (cost $714,876,433)		$709,080,929

ASSET-BACKED SECURITIES (6.7%)(a)
	Principal amount	Value

Aames Mortgage Investment Trust FRB Ser. 04-1,
Class 2A1, 5.66s, 2034	$459,208	$459,468
ABSC NIMS Trust 144A Ser. 05-HE2, Class A1, 4 1/2s,
2035 (Cayman Islands)	355,913	348,795
Advanta Business Card Master Trust FRB Ser. 04-C1,
Class C, 6.37s, 2013	210,000	212,421
Aegis Asset Backed Securities Trust 144A
Ser. 04-5N, Class Note, 5s, 2034	87,766	86,422
Ser. 04-6N, Class Note, 4 3/4s, 2035	134,843	132,567
AFC Home Equity Loan Trust Ser. 99-2, Class 1A, 5.73s,
2029	2,995,096	3,006,363
American Express Credit Account Master Trust 144A Ser.
04-C, Class C, 5.82s, 2012	5,296,340	5,297,166
American Home Mortgage Investment Trust
FRB Ser. 04-3, Class 3A, 3.71s, 2034	1,380,452	1,376,878
FRB Ser. 04-3, Class 2A, 3.59s, 2034	1,449,853	1,442,868
Americredit Automobile Receivables Trust 144A Ser.
05-1, Class E, 5.82s, 2012	240,908	240,701
Ameriquest Mortgage Securities, Inc. FRB Ser. 06-R1,
Class M10, 7.82s, 2036	902,000	805,344
Arcap REIT, Inc. 144A
Ser. 03-1A, Class E, 7.11s, 2038	1,283,000	1,336,363
Ser. 04-1A, Class E, 6.42s, 2039	1,112,000	1,104,592
Asset Backed Funding Corp. NIM Trust 144A FRB Ser.
05-OPT1, Class B1, 7.82s, 2035	407,000	321,875
Asset Backed Securities Corp. Home Equity Loan Trust
FRB Ser. 04-HE9, Class A2, 5.69s, 2034	234,164	234,418
FRB Ser. 05-HE1, Class A3, 5.61s, 2035	508,613	509,032
Asset Backed Securities Corp. Home Equity Loan Trust
144A FRB Ser. 06-HE2, Class M11, 7.82s, 2036	242,000	197,525
Aviation Capital Group Trust 144A FRB Ser. 03-2A,
Class G1, 6.02s, 2033	939,097	940,491
Banc of America Alternative Loan Trust IFB Ser. 06-6,
Class CB2, IO, 0.03s, 2046	3,155,302	5,130
Banc of America Funding Corp. IFB Ser. 06-4, Class A4,
IO, 0.18s, 2036	3,503,248	9,290
Banc of America Mortgage Securities
Ser. 04-D, Class 2A, IO, 0.45s, 2034	14,159,418	64,200
Ser. 05-E, Class 2, IO, 0.306s, 2035	34,569,000	220,094
IFB Ser. 06-2, Class A4, IO, 0.08s, 2036	2,805,161	17,894
Bank One Issuance Trust FRB Ser. 03-C4, Class C4,
6.35s, 2011	210,000	212,728
Bay View Auto Trust Ser. 05-LJ2, Class D, 5.27s, 2014	420,000	415,228

Bayview Commercial Asset Trust 144A Ser. 06-4A,
Class IO, IO, 1.14s, 2036	2,340,000	292,284
Bayview Financial Acquisition Trust
FRB Ser. 03-G, Class A1, 5.92s, 2039	4,813,000	4,816,089
Ser. 04-B, Class A1, 5.82s, 2039	4,211,489	4,211,478
FRB Ser. 03-F, Class A, 5.82s, 2043	1,591,010	1,594,987
FRB Ser. 04-D, Class A, 5.71s, 2044	2,292,070	2,293,509
Ser. 04-D, Class A, IO, 3.938s, 2007	9,821,900	183,788
Ser. 05-B, Class A, IO, 3.595s, 2039	7,710,764	220,054
Bayview Financial Acquisition Trust 144A FRN Ser.
04-B, Class M2, 7.22s, 2039	200,000	203,156
Bayview Financial Asset Trust 144A
FRB Ser. 03-SSRA, Class M, 6.67s, 2038	1,073,835	1,082,211
FRB Ser. 03-SSRA, Class A, 6.02s, 2038	905,703	908,511
FRB Ser. 04-SSRA, Class A1, 5.92s, 2039	1,186,766	1,194,836
Bear Stearns Adjustable Rate Mortgage Trust Ser. 04-1,
Class 11A1, 3.594s, 2034	3,338,667	3,346,395
Bear Stearns Alternate Trust
Ser. 04-9, Class 1A1, 4.882s, 2034	624,420	621,672
Ser. 05-5, Class 21A1, 4.688s, 2035	3,669,716	3,639,560
Bear Stearns Asset Backed Securities NIM Trust 144A
Ser. 04-HE10, Class A1, 4.25s, 2034 (Cayman Islands)	3,700	3,700
Bear Stearns Asset Backed Securities NIM Trust 144A
Ser. 04-HE10, Class A2, 5s, 2034 (Cayman Islands)	65,592	65,346
Bear Stearns Asset Backed Securities, Inc.
FRB Ser. 06-EC1, Class M9, 7.32s, 2035	698,000	579,122
FRB Ser. 06-PC1, Class M9, 7.07s, 2035	414,000	340,903
FRB Ser. 03-3, Class A2, 5.91s, 2043	2,197,474	2,203,655
FRB Ser. 03-1, Class A1, 5.82s, 2042	535,490	535,487
FRB Ser. 05-3, Class A1, 5.77s, 2035	998,678	1,000,238
Bear Stearns Asset Backed Securities, Inc. 144A FRB
Ser. 06-HE2, Class M10, 7.57s, 2036	251,000	225,978
Broadhollow Funding, LLC 144A FRB Ser. 04-A,
Class Sub, 6.57s, 2009	1,610,000	1,628,676
Capital Auto Receivables Asset Trust 144A
Ser. 06-1, Class D, 7.16s, 2013	500,000	500,859
Ser. 05-1, Class D, 6 1/2s, 2011	1,442,000	1,423,919
Capital One Multi-Asset Execution Trust FRB Ser.
02-C1, Class C1, 8.07s, 2010	570,000	581,912
CARMAX Auto Owner Trust Ser. 04-2, Class D, 3.67s, 2011	238,483	234,935
CARSSX Finance, Ltd. 144A
FRB Ser. 04-AA, Class B4, 10.82s, 2011 (Cayman Islands)	694,723	721,486
FRB Ser. 04-AA, Class B3, 8.67s, 2011 (Cayman Islands)	90,645	92,380
CDO Repackaging Trust Series 144A FRB Ser. 03-2,
Class A, 9.51s, 2008	3,105,000	3,299,063
Chase Credit Card Master Trust FRB Ser. 03-3, Class C,
6.40s, 2010	1,730,000	1,755,518
Chase Funding Net Interest Margin 144A Ser. 04-OPT1,
Class Note, 4.458s, 2034	131,974	130,221
CHEC NIM Ltd., 144A Ser. 04-2, Class N3, 8s, 2034
(Cayman Islands)	76,724	74,092
Citibank Credit Card Issuance Trust FRB Ser. 01-C1,
Class C1, 6.454s, 2010	1,060,000	1,070,994
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 06-WMC1,
Class M10, 8.82s, 2035	201,000	183,460
Conseco Finance Securitizations Corp.
Ser. 02-1, Class M2, 9.546s, 2033	2,974,000	1,933,100
Ser. 02-2, Class A, IO, 8 1/2s, 2033	6,902,761	1,460,258
Ser. 00-4, Class A6, 8.31s, 2032	8,597,000	7,434,345
Ser. 00-5, Class A6, 7.96s, 2032	3,727,000	3,239,833
Ser. 02-1, Class M1F, 7.954s, 2033	1,004,000	1,068,858
Ser. 01-4, Class A4, 7.36s, 2033	6,025,000	6,246,322
Ser. 01-1, Class A5, 6.99s, 2032	2,692,000	2,629,276
Ser. 01-3, Class A4, 6.91s, 2033	8,065,000	7,778,378
Ser. 02-1, Class A, 6.681s, 2033	7,554,043	7,668,747
Ser. 01-1, Class A4, 6.21s, 2032	1,027,841	1,028,200
Consumer Credit Reference IDX Securities 144A FRB Ser.
02-1A, Class A, 7.387s, 2007	3,061,000	3,080,621
Countrywide Alternative Loan Trust IFB Ser. 06-26CB,
Class A2, IO, 0.48s, 2036	3,887,444	9,293
Countrywide Asset Backed Certificates 144A
Ser. 04-6N, Class N1, 6 1/4s, 2035	105,583	105,324
Ser. 04-BC1N, Class Note, 5 1/2s, 2035	111,586	111,432
Ser. 04-14N, 5s, 2036	70,046	69,517
Countrywide Home Loans
FRB Ser. 05-22, Class 2A1, 5.302s, 2035	3,276,816	3,262,480

Ser. 06-0A5, Class X, IO, 1.882s, 2046	13,074,024	582,203
Countrywide Home Loans 144A
IFB Ser. 05-R2, Class 2A3, 8s, 2035	1,345,666	1,417,565
IFB Ser. 05-R1, Class 1AS, IO, 0.798s, 2035 (SN)	9,635,969	314,672
IFB Ser. 06-R1, Class AS, IO, 0.743s, 2036 (SN)	18,804,864	585,802
IFB Ser. 05-R3, Class AS, IO, 0.699s, 2035 (SN)	6,482,644	177,507
IFB Ser. 05-R2, Class 1AS, IO, 0.411s, 2035 (SN)	8,954,152	291,483
Crest, Ltd. 144A Ser. 03-2A, Class D2, 6.723s, 2038
(Cayman Islands)	1,617,000	1,619,654
CS First Boston Mortgage Securities Corp. 144A Ser.
04-FR1N, Class A, 5s, 2034	579,054	570,368
DB Master Finance, LLC 144A Ser. 06-1, Class M1,
8.285s, 2031	373,000	383,410
Fieldstone Mortgage Investment Corp. FRB Ser. 05-1,
Class M3, 5.86s, 2035	700,000	701,218
Finance America NIM Trust 144A Ser. 04-1, Class A,
5 1/4s, 2034	78,556	7,266
First Plus Home Loan Trust Ser. 97-3, Class B1, 7.79s,
2023	487,710	488,015
Ford Credit Auto Owner Trust Ser. 04-A, Class C,
4.19s, 2009	650,000	635,675
Fort Point CDO, Ltd. FRB Ser. 03-2A, Class A2, 6.448s,
2038 (Cayman Islands)	616,000	620,558
Foxe Basin, Ltd. 144A FRB Ser. 03-1A, Class A1, 5.89s,
2015 (Cayman Islands)	2,000,000	2,002,600
Fremont NIM Trust 144A
Ser. 04-3, Class B, 7 1/2s, 2034	201,517	184,481
Ser. 04-3, Class A, 4 1/2s, 2034	5,950	5,934
G-Force CDO, Ltd. 144A Ser. 03-1A, Class E, 6.58s,
2038 (Cayman Islands)	939,000	934,680
G-Star, Ltd. 144A FRB Ser. 02-2A, Class BFL, 7.32s,
2037 (Cayman Islands)	308,000	317,283
GE Capital Credit Card Master Note Trust FRB Ser.
04-2, Class C, 5.8s, 2010	1,903,750	1,905,212
GE Corporate Aircraft Financing, LLC 144A
FRB Ser. 05-1A, Class C, 6.62s, 2019	1,680,000	1,679,983
Ser. 04-1A, Class B, 6.17s, 2018	161,260	162,469
Gears Auto Owner Trust 144A Ser. 05-AA, Class E1,
8.22s, 2012	1,962,000	1,952,487
GEBL 144A
Ser. 04-2, Class D, 8.07s, 2032	707,990	707,990
Ser. 04-2, Class C, 6.17s, 2032	265,279	265,279
GMAC Mortgage Corp. Loan Trust Ser. 04-HE5, Class A,
IO, 6s, 2007	4,879,050	116,640
Granite Mortgages PLC
FRB Ser. 01-1, Class 1C, 6.77s, 2041 (United Kingdom)	1,870,000	1,888,335
FRB Ser. 02-1, Class 1C, 6.67s, 2042 (United Kingdom)	1,080,415	1,083,818
FRB Ser. 02-2, Class 1C, 6.626s, 2043 (United Kingdom)	650,000	654,295
Green Tree Financial Corp.
Ser. 96-5, Class M1, 8.05s, 2027	512,386	486,573
Ser. 99-5, Class A5, 7.86s, 2030	16,750,000	14,832,125
Ser. 97-4, Class A7, 7.36s, 2029	657,187	678,508
Ser. 95-8, Class B1, 7.3s, 2026	362,579	363,148
Ser. 96-10, Class M1, 7.24s, 2028	972,000	979,679
Ser. 97-7, Class A8, 6.86s, 2029	472,484	479,882
Ser. 99-3, Class A6, 6 1/2s, 2031	1,137,000	1,123,925
Ser. 99-2, Class A7, 6.44s, 2030	1,387,261	1,365,892
Ser. 99-3, Class A5, 6.16s, 2031	77,579	78,064
Greenpoint Manufactured Housing Ser. 00-3, Class IA,
8.45s, 2031	3,597,643	3,338,228
Greenpoint Mortgage Funding Trust Ser. 05-AR1,
Class X1, IO, zero %, 2045	10,513,048	302,250
GS Auto Loan Trust 144A Ser. 04-1, Class D, 5s, 2011	1,156,849	1,148,751
GSAMP Trust 144A
Ser. 05-NC1, Class N, 5s, 2035	102,415	102,190
Ser. 04-NIM2, Class N, 4 7/8s, 2034	62,242	61,975
GSMPS Mortgage Loan Trust
Ser. 05-RP3, Class 1A4, 8 1/2s, 2035	346,814	370,092
Ser. 05-RP3, Class 1A3, 8s, 2035	1,017,175	1,075,906
Ser. 05-RP3, Class 1A2, 7 1/2s, 2035	939,597	981,983
GSMPS Mortgage Loan Trust 144A
Ser. 05-RP2, Class 1A3, 8s, 2035	1,259,429	1,331,770
Ser. 05-RP1, Class 1A3, 8s, 2035	159,300	168,452
Ser. 05-RP2, Class 1A2, 7 1/2s, 2035	1,441,088	1,505,779
IFB Ser. 05-RP1, Class 1AS, IO, 0.898s, 2035 (SN)	6,856,329	213,938
IFB Ser. 04-4, Class 1AS, IO, 0.695s, 2034 (SN)	15,193,110	467,659

IFB Ser. 06-RP1, Class 1AS, IO, 0.461s, 2036 (SN)	18,507,630	449,101
GSR Mortgage Loan Trust
Ser. 05-AR2, Class 2A1, 4.862s, 2035	2,135,922	2,111,829
Ser. 04-12, Class 2A2, 3.554s, 2034	1,120,543	1,106,862
Guggenheim Structured Real Estate Funding, Ltd. 144A
FRB Ser. 05-2A, Class D, 6.87s, 2030 (Cayman Islands)	1,141,000	1,144,537
FRB Ser. 05-1A, Class D, 6.85s, 2030 (Cayman Islands)	2,225,000	2,225,000
HASCO NIM Trust 144A Ser. 05-OP1A, Class A, 6 1/4s,
2035 (Cayman Islands)	811,210	796,734
High Income Trust Securities 144A FRB Ser. 03-1A,
Class A, 5.95s, 2036 (Cayman Islands)	2,040,685	2,025,380
Holmes Financing PLC FRB Ser. 8, Class 2C, 6.094s,
2040 (United Kingdom)	746,000	747,194
Home Equity Asset Trust 144A Ser. 04-4N, Class A, 5s,
2034	23,581	23,110
Hyundai Auto Receivables Trust Ser. 04-A, Class D,
4.1s, 2011	429,000	423,245
JPMorgan Mortgage Acquisition Corp. FRB Ser. 05-OPT2,
Class M11, 7.57s, 2035	645,000	556,119
Lehman Manufactured Housing Ser. 98-1, Class 1, IO,
0.808s, 2028	20,589,295	385,871
Lehman Mortgage Trust
IFB Ser. 06-6, Class 1A2, IO, 1.18s, 2036	5,205,490	172,450
IFB Ser. 06-6, Class 1A3, IO, 1.18s, 2036	6,593,560	354,637
IFB Ser. 06-6, Class 4A2, IO, 0.03s, 2036	5,234,709	11,921
LNR CDO, Ltd. 144A
FRB Ser. 03-1A, Class EFL, 8.32s, 2036 (Cayman Islands)	2,585,000	2,591,563
FRB Ser. 02-1A, Class FFL, 8.07s, 2037 (Cayman Islands)	5,220,000	5,220,204
Long Beach Mortgage Loan Trust
Ser. 04-3, Class S1, IO, 4 1/2s, 2006	9,436,886	66,353
Ser. 04-3, Class S2, IO, 4 1/2s, 2006	4,718,506	33,177
Long Beach Mortgage Loan Trust 144A FRB Ser. 06-WL3,
Class B1, 7.82s, 2036	953,000	797,034
Madison Avenue Manufactured Housing Contract
FRB Ser. 02-A, Class B1, 8.57s, 2032	4,059,503	3,166,412
Ser. 02-A IO, 0.3s, 2032	154,408,461	1,674,683
Marriott Vacation Club Owner Trust 144A
Ser. 05-2, Class D, 6.205s, 2027	134,539	133,893
FRB Ser. 02-1A, Class A1, 6.02s, 2024	1,269,321	1,278,488
Ser. 04-2A, Class D, 5.389s, 2026	121,489	117,754
Ser. 04-2A, Class C, 4.741s, 2026	111,770	108,006
MASTR Adjustable Rate Mortgages Trust
Ser. 04-7, Class 2A1, 4.666s, 2034	747,729	753,444
Ser. 04-13, Class 3A6, 3.786s, 2034	2,253,000	2,166,369
Ser. 06-OA1, Class X, IO, 2.017s, 2046	6,372,553	283,778
Ser. 04-03, Class 4AX, IO, 1.417s, 2034	2,768,479	61,737
Ser. 05-2, Class 7AX, IO, 0.168s, 2035	7,186,364	20,122
MASTR Asset Backed Securities NIM Trust 144A Ser.
04-HE1A, Class Note, 5.191s, 2034 (Cayman Islands)	17,795	17,689
MASTR Reperforming Loan Trust 144A
Ser. 05-2, Class 1A3, 7 1/2s, 2035	858,585	894,918
Ser. 05-1, Class 1A4, 7 1/2s, 2034	2,079,053	2,167,373
MBNA Credit Card Master Note Trust FRB Ser. 03-C5,
Class C5, 6 1/2s, 2010	1,730,000	1,757,086
Merit Securities Corp. 144A FRB Ser. 11PA, Class 3A1,
5.94s, 2027	5,642,627	5,360,495
Merrill Lynch Mortgage Investors, Inc. FRB Ser. 05-A9,
Class 3A1, 5.293s, 2035	4,342,196	4,321,842
Merrill Lynch Mortgage Investors, Inc. 144A
Ser. 05-WM1N, Class N1, 5s, 2035	28,164	27,777
Ser. 04-HE2N, Class N1, 5s, 2035 (Cayman Islands)	37,877	37,167
Ser. 04-FM1N, Class N1, 5s, 2035 (Cayman Islands)	20,197	19,894
Ser. 04-WM3N, Class N1, 4 1/2s, 2035	56,647	55,401
Ser. 04-WM2N, Class N1, 4 1/2s, 2034	27,824	27,528
Ser. 04-WM1N, Class N1, 4 1/2s, 2034	1,921	1,900
Mid-State Trust
Ser. 11, Class B, 8.221s, 2038	392,900	389,781
Ser. 10, Class B, 7.54s, 2036	751,988	655,585
MMCA Automobile Trust Ser. 02-1, Class B, 5.37s, 2010	669	669
Morgan Stanley ABS Capital I FRB Ser. 04-WMC3,
Class A2PT, 5.61s, 2035	593,725	594,189
Morgan Stanley Auto Loan Trust 144A
Ser. 04-HB1, Class D, 5 1/2s, 2011	303,710	302,629
Ser. 04-HB2, Class E, 5s, 2012	347,648	342,945
Morgan Stanley Mortgage Loan Trust Ser. 05-5AR,
Class 2A1, 5.395s, 2035	5,689,211	5,681,487

N-Star Real Estate CDO, Ltd. 144A FRB Ser. 04-2A,
Class C1, 7.32s, 2039 (Cayman Islands)	544,000	559,300
Navigator CDO, Ltd. 144A FRB Ser. 03-1A, Class A1,
5.895s, 2015 (Cayman Islands)	1,168,000	1,168,000
Navistar Financial Corp. Owner Trust
Ser. 05-A, Class C, 4.84s, 2014	682,257	669,603
Ser. 04-B, Class C, 3.93s, 2012	265,290	259,016
New Century Home Equity Loan Trust Ser. 03-5,
Class AI7, 5.15s, 2033	1,734,000	1,681,475
Newcastle CDO, Ltd. 144A FRB Ser. 3A, Class 4FL,
8.52s, 2038 (Cayman Islands)	624,000	627,120
Nomura Asset Acceptance Corp. Ser. 04-R3, Class PT,
0.414s, 2035	555,178	573,221
Nomura Asset Acceptance Corp. 144A Ser. 04-R2,
Class PT, 9.087s, 2034	498,595	521,655
Oakwood Mortgage Investors, Inc. Ser. 02-C, Class A1,
5.41s, 2032	4,453,472	3,851,185
Oakwood Mortgage Investors, Inc. 144A Ser. 01-B,
Class A4, 7.21s, 2030	658,484	586,276
Ocean Star PLC 144A
FRB Ser. 04, Class D, 7.702s, 2018 (Ireland)	623,000	631,566
FRB Ser. 05-A, Class D, 6.902s, 2012 (Ireland)	696,000	696,000
Option One Mortgage Loan Trust FRB Ser. 05-4,
Class M11, 7.82s, 2035	216,000	195,725
Origen Manufactured Housing Ser. 04-B, Class A2,
3.79s, 2017	426,948	418,560
Park Place Securities, Inc. FRB Ser. 04-WHQ2,
Class A3A, 5.67s, 2035	805,750	806,458
Park Place Securities, Inc. 144A
FRB Ser. 05-WCW2, Class M11, 7.82s, 2035	896,000	636,429
FRB Ser. 04-MHQ1, Class M10, 7.82s, 2034	415,000	385,985
People's Choice Net Interest Margin Note 144A Ser.
04-2, Class B, 5s, 2034	46,466	45,831
Permanent Financing PLC FRB Ser. 3, Class 3C, 6.54s,
2042 (United Kingdom)	1,300,000	1,313,736
Pillar Funding PLC 144A
FRB Ser. 04-1A, Class C1, 6.39s, 2011 (United Kingdom)	657,000	656,958
FRB Ser. 04-2A, Class C, 6.27s, 2011 (United Kingdom)	912,000	909,078
Provident Funding Mortgage Loan Trust FRB Ser. 05-2,
Class 1A1A, 4.391s, 2035	3,220,341	3,208,265
Providian Gateway Master Trust 144A
FRB Ser. 04-AA, Class D, 7.17s, 2011	1,204,000	1,211,104
FRB Ser. 04-EA, Class D, 6 1/4s, 2011	701,000	706,191
Ser. 04-FA, Class E, 5s, 2011	500,000	500,000
Ser. 04-DA, Class D, 4.4s, 2011	944,000	927,333
Residential Accredit Loans, Inc. Ser. 04-QA5,
Class A2, 4.907s, 2034	418,394	416,482
Residential Asset Securities Corp. 144A
FRB Ser. 05-KS10, Class B, 8.08s, 2035	1,165,000	1,040,217
Ser. 04-NT, Class Note, 5s, 2034	152,074	145,991
Ser. 04-NT12, Class Note, 4.7s, 2035	11,084	11,057
Residential Asset Securitization Trust IFB Ser.
06-A7CB, Class 1A6, IO, 0.23s, 2036	1,264,709	15,512
Residential Funding Mortgage Securities FRB Ser.
04-S5, Class 2A1, 4 1/2s, 2019	2,990,083	2,805,894
Residential Funding Mortgage Securities I FRB Ser.
05-SA2, Class 1A, 4.692s, 2035	1,664,947	1,644,851
Saco I Trust FRB Ser. 05-10, Class 1A1, 5.58s, 2033	1,770,939	1,773,430
SAIL Net Interest Margin Notes 144A
Ser. 03-3, Class A, 7 3/4s, 2033 (Cayman Islands)	22,036	4,187
Ser. 03-BC2A, Class A, 7 3/4s, 2033 (Cayman Islands)	133,867	10,709
Ser. 04-4A, Class B, 7 1/2s, 2034 (Cayman Islands)	218,326	12,403
Ser. 03-5, Class A, 7.35s, 2033 (Cayman Islands)	8,625	863
Ser. 03-8A, Class A, 7s, 2033 (Cayman Islands)	48,411	2,905
Ser. 03-9A, Class A, 7s, 2033 (Cayman Islands)	65,758	2,630
Ser. 03-6A, Class A, 7s, 2033 (Cayman Islands)	12,564	1,005
Ser. 03-7A, Class A, 7s, 2033 (Cayman Islands)	19,639	1,964
Ser. 04-10A, Class A, 5s, 2034 (Cayman Islands)	52,782	52,782
Ser. 04-BN2A, Class A, 5s, 2034 (Cayman Islands)	19,324	19,292
Ser. 05-2A, Class A, 4 3/4s, 2035 (Cayman Islands)	241,939	240,245
Ser. 04-11A, Class A2, 4 3/4s, 2035 (Cayman Islands)	154,635	153,945
Ser. 05-1A, Class A, 4 1/4s, 2035 (Cayman Islands)	207,935	205,806
Sasco Net Interest Margin Trust 144A
Ser. 05-NC1A, Class A, 4 3/4s, 2035 (Cayman Islands)	231,252	224,315
Ser. 05-WF1A, Class A, 4 3/4s, 2035 (Cayman Islands)	124,924	124,497
Sharps SP I, LLC Net Interest Margin Trust 144A

Ser. 04-HS1N, Class Note, 5.92s, 2034 (Cayman Islands)	34,927	1,746
Ser. 04-HE2N, Class NA, 5.43s, 2034 (Cayman Islands)	17,376	17,376
Ser. 04-HE1N, Class Note, 4.94s, 2034 (Cayman Islands)	144,254	7,213
Soundview Home Equity Loan Trust 144A FRB Ser.
05-CTX1, Class B1, 7.82s, 2035	466,000	397,992
South Coast Funding 144A FRB Ser. 3A, Class A2,
6.646s, 2038 (Cayman Islands)	470,000	471,410
Structured Adjustable Rate Mortgage Loan Trust
FRB Ser. 05-18, Class 6A1, 5.293s, 2035	2,695,697	2,688,176
Ser. 04-12, Class 1A2, 4.965s, 2034	1,640,948	1,653,433
Ser. 04-10, Class 1A1, 4.908s, 2034	1,173,572	1,183,129
Ser. 04-8, Class 1A3, 4.671s, 2034	50,333	50,693
Ser. 04-6, Class 1A, 4.379s, 2034	4,962,656	4,997,533
Ser. 05-9, Class AX, IO, 0.894s, 2035	36,408,294	546,124
Structured Adjustable Rate Mortgage Loan Trust 144A
Ser. 04-NP2, Class A, 5.67s, 2034	1,002,340	1,002,340
Structured Asset Investment Loan Trust 144A
FRB Ser. 06-BNC2, Class B1, 7.82s, 2036	273,000	244,958
FRB Ser. 05-HE3, Class M11, 7.82s, 2035	974,000	806,139
Structured Asset Receivables Trust 144A FRB Ser. 05-1,
5.874s, 2015	5,283,898	5,277,293
Structured Asset Securities Corp.
Ser. 03-40A, Class 1A, 5.266s, 2034	583,142	592,220
IFB Ser. 05-10, Class 3A3, 5.17s, 2034	3,101,991	2,891,679
Ser. 04-8, Class 1A1, 4.671s, 2034	970,057	976,986
IFB Ser. 05-6, Class 5A8, 3.26s, 2035	4,372,893	3,694,447
Structured Asset Securities Corp. 144A
Ser. 98-RF3, Class A, IO, 6.1s, 2028	3,650,213	380,422
IFB Ser. 05-RF6, Class AIO, IO, 0.84s, 2043 (SN)	6,072,804	184,515
IFB Ser. 05-RF4, Class AIO, IO, 0.793s, 2035 (SN)	4,771,953	140,874
Terwin Mortgage Trust FRB Ser. 04-5HE, Class A1B,
5.74s, 2035	458,202	458,410
TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s,
2038 (Cayman Islands)	1,698,000	1,743,619
Wells Fargo Mortgage Backed Securities Trust
Ser. 06-AR10, Class 3A1, 5.088s, 2036	3,670,661	3,649,371
Ser. 05-AR2, Class 2A1, 4.547s, 2035	1,576,232	1,550,854
Ser. 04-R, Class 2A1, 4.356s, 2034	1,614,442	1,584,575
Ser. 05-AR9, Class 1A2, 4.354s, 2035	2,216,683	2,174,021
Ser. 05-AR12, Class 2A5, 4.319s, 2035	21,411,000	20,985,930
Ser. 05-AR10, Class 2A18, IO, 0.61s, 2035	44,983,000	550,156
WFS Financial Owner Trust
Ser. 05-1, Class D, 4 1/4s, 2012	455,233	449,707
Ser. 04-3, Class D, 4.07s, 2012	419,622	415,237
Ser. 04-4, Class D, 3.58s, 2012	183,242	180,588
Ser. 04-1, Class D, 3.17s, 2011	168,148	166,696
Whinstone Capital Management, Ltd. 144A FRB Ser. 1A,
Class B3, 6.28s, 2044 (United Kingdom)	1,572,879	1,572,863
Whole Auto Loan Trust 144A Ser. 04-1, Class D, 5.6s,
2011	348,922	347,205

Total asset-backed securities (cost $317,950,287)		$311,454,306

CORPORATE BONDS AND NOTES (4.6%)(a)
	Principal amount	Value

Basic Materials (0.1%)

Dow Chemical Co. (The) Pass Through Trust 144A company
guaranty 4.027s, 2009	$1,510,000	$1,451,856
Georgia-Pacific Corp. notes 8 1/8s, 2011	635,000	657,225
ICI Wilmington, Inc. company guaranty 5 5/8s, 2013	1,235,000	1,222,352
Lafarge SA notes 6 1/2s, 2016 (France)	325,000	332,313
Lubrizol Corp. (The) sr. notes 5 1/2s, 2014	470,000	460,326
Newmont Mining Corp. notes 5 7/8s, 2035	675,000	635,331
Potash Corp. of Saskatchewan notes 7 3/4s, 2011
(Canada)	510,000	557,161
Weyerhaeuser Co. debs. 7.95s, 2025	895,000	960,421

		6,276,985

Capital Goods (0.1%)

L-3 Communications Corp. sr. sub. notes 5 7/8s, 2015	435,000	420,863
L-3 Communications Corp. sr. sub. notes Class B,
6 3/8s, 2015	595,000	586,075
Legrand SA debs. 8 1/2s, 2025 (France)	860,000	980,400

Lockheed Martin Corp. 144A notes 6.15s, 2036	1,145,000	1,216,661
Raytheon Co. debs. 6 3/4s, 2018	185,000	202,780

		3,406,779

Communication Services (0.4%)

Ameritech Capital Funding company guaranty 6 1/4s, 2009	200,000	203,600
AT&T Corp. sr. notes 8s, 2031	670,000	839,394
AT&T Wireless Services, Inc. sr. notes 8 3/4s, 2031	2,225,000	2,915,522
France Telecom notes 8 1/2s, 2031 (France)	180,000	239,160
Nextel Communications, Inc. sr. notes Ser. E, 6 7/8s,
2013	600,000	613,087
Rogers Wireless, Inc. sec. notes 6 3/8s, 2014 (Canada)	765,000	765,000
Southwestern Bell Telephone debs. 7s, 2027	1,075,000	1,101,716
Sprint Capital Corp. company guaranty 6.9s, 2019	715,000	749,951
Sprint Capital Corp. company guaranty 6 7/8s, 2028	1,965,000	2,013,388
Telecom Italia Capital SA company guaranty 5 1/4s,
2013 (Luxembourg)	515,000	492,576
Telecom Italia Capital SA company guaranty 4s, 2010
(Luxembourg)	60,000	57,380
Telecom Italia Capital SA notes 5 1/4s, 2015
(Luxembourg)	965,000	902,394
Telefonica Emisones SAU company guaranty 7.045s, 2036
(Spain)	1,220,000	1,315,192
Telefonica Emisones SAU company guaranty 6.421s, 2016
(Spain)	270,000	279,799
Telefonica Europe BV company guaranty 8 1/4s, 2030
(Netherlands)	595,000	721,142
Verizon New England, Inc. sr. notes 6 1/2s, 2011	2,285,000	2,354,896
Verizon New Jersey, Inc. debs. 8s, 2022	770,000	864,219
Verizon Pennsylvania, Inc. debs. 8.35s, 2030	980,000	1,136,727

		17,565,143

Conglomerates (--%)

Siemens Financieringsmaatschappij 144A notes 5 3/4s,
2016 (Netherlands)	680,000	694,028

Consumer Cyclicals (0.3%)

D.R. Horton, Inc. sr. notes 7 7/8s, 2011	565,000	606,430
D.R. Horton, Inc. sr. notes 5 7/8s, 2013	660,000	646,672
DaimlerChrysler NA Holding Corp. company guaranty
7.2s, 2009	1,545,000	1,610,309
DaimlerChrysler NA Holding Corp. company guaranty
6 1/2s, 2013	565,000	582,927
DaimlerChrysler NA Holding Corp. notes Ser. MTN,
5 3/4s, 2011	1,730,000	1,731,298
Ford Motor Credit Corp. notes 6 3/8s, 2008	980,000	943,166
General Motors Acceptance Corp. bonds 8s, 2031	845,000	905,392
General Motors Acceptance Corp. FRN 6.324s, 2007	1,870,000	1,869,295
General Motors Acceptance Corp. FRN Ser. MTN, 6.243s,
2007	1,815,000	1,813,606
General Motors Acceptance Corp. notes 7s, 2012	845,000	854,016
JC Penney Co., Inc. debs. 7.65s, 2016	110,000	122,666
JC Penney Co., Inc. notes 6 7/8s, 2015	910,000	963,838
Office Depot, Inc. notes 6 1/4s, 2013	563,000	575,914
Omnicom Group, Inc. sr. notes 5.9s, 2016	635,000	646,013

		13,871,542

Consumer Staples (0.4%)

Comcast Corp. company guaranty 4.95s, 2016	165,000	154,670
Cox Communications, Inc. notes 6 3/4s, 2011	800,000	836,706
Cox Enterprises, Inc. 144A notes 7 7/8s, 2010	1,045,000	1,121,837
CVS Corp. 144A pass-through certificates 6.117s, 2013	1,589,793	1,610,302
Dean Foods Co. company guaranty 7s, 2016	680,000	687,650
Delhaize America, Inc. company guaranty 8 1/8s, 2011	655,000	705,217
Diageo PLC company guaranty 8s, 2022	760,000	930,800
Fortune Brands, Inc. notes 5 3/8s, 2016	1,170,000	1,108,469
Kroger Co. company guaranty 6 3/4s, 2012	275,000	288,998
News America Holdings, Inc. debs. 7 3/4s, 2045	1,065,000	1,199,940
News America, Inc. company guaranty 6.4s, 2035	2,050,000	2,055,541

TCI Communications, Inc. debs. 9.8s, 2012	1,870,000	2,211,183
TCI Communications, Inc. debs. 8 3/4s, 2015	1,115,000	1,320,691
TCI Communications, Inc. debs. 7 7/8s, 2013	1,240,000	1,386,892
Time Warner Entertainment Co., LP debs. 8 3/8s, 2023	170,000	200,659
Time Warner, Inc. debs. 9.15s, 2023	340,000	422,810
Time Warner, Inc. debs. 9 1/8s, 2013	2,435,000	2,843,252
Viacom, Inc. sr. notes 5 3/4s, 2011	610,000	610,759

		19,696,376

Energy (0.2%)

Anadarko Petroleum Corp. sr. notes 6.45s, 2036	1,460,000	1,511,204
Anadarko Petroleum Corp. sr. notes 5.95s, 2016	705,000	715,991
Chesapeake Energy Corp. sr. unsecd. notes 7 5/8s, 2013	1,010,000	1,046,613
Enterprise Products Operating LP company guaranty Ser.
B, 6 3/8s, 2013	595,000	614,916
Enterprise Products Operating LP company guaranty FRN
8 3/8s, 2066	1,010,000	1,085,461
Forest Oil Corp. sr. notes 8s, 2011	610,000	631,350
Hess Corp. bonds 7 7/8s, 2029	1,160,000	1,378,290
Motiva Enterprises, LLC 144A sr. notes 5.2s, 2012	530,000	527,324
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2016	650,000	635,375
Premcor Refining Group, Inc. sr. notes 7 1/2s, 2015	220,000	230,333
Sunoco, Inc. notes 4 7/8s, 2014	590,000	562,158
Valero Energy Corp. sr. unsecd. notes 7 1/2s, 2032	745,000	868,146
Weatherford International, Ltd. company guaranty
6 1/2s, 2036	855,000	877,760
Weatherford International, Ltd. sr. notes 5 1/2s, 2016	455,000	447,503

		11,132,424

Financial (1.9%)

American Express Co. FRN 6.8s, 2066	840,000	894,397
Ameriprise Financial, Inc. jr. sub. FRN 7.518s, 2066	1,740,000	1,892,118
Barclays Bank PLC FRB 6.278s, 2049 (United Kingdom)	1,110,000	1,090,209
Block Financial Corp. notes 5 1/8s, 2014	760,000	725,698
Bosphorus Financial Services, Ltd. 144A sec. FRN
7.205s, 2012 (Cayman Islands)	2,378,000	2,360,688
Brandywine Operating Partnership LP notes 5 3/4s, 2012
(R)	505,000	510,068
Capital One Capital III company guaranty 7.686s, 2036	1,790,000	1,973,901
CIT Group, Inc. sr. notes 5s, 2015	780,000	750,813
CIT Group, Inc. sr. notes 5s, 2014	3,485,000	3,378,701
Citigroup, Inc. sub. notes 5s, 2014	2,377,000	2,321,754
CNA Financial Corp. unsecd. notes 6 1/2s, 2016	730,000	763,469
CNA Financial Corp. unsecd. notes 6s, 2011	730,000	744,912
Colonial Properties Trust notes 6 1/4s, 2014 (R)	730,000	746,094
Countrywide Capital III company guaranty Ser. B,
8.05s, 2027	1,035,000	1,189,779
Deutsche Bank Capital Funding Trust VII 144A FRB
5.628s, 2049	1,145,000	1,121,690
Developers Diversified Realty Corp. unsecd. notes
5 3/8s, 2012 (R)	385,000	383,040
Equity One, Inc. company guaranty 3 7/8s, 2009 (R)	840,000	810,114
ERP Operating LP notes 6.584s, 2015	600,000	641,017
Executive Risk Capital Trust company guaranty Ser. B,
8.675s, 2027	1,545,000	1,618,185
Fleet Capital Trust V bank guaranty FRN 6.39s, 2028	935,000	932,786
Fund American Cos. Inc. notes 5 7/8s, 2013	1,370,000	1,370,336
GATX Financial Corp notes 5.8s, 2016	560,000	554,790
Greenpoint Capital Trust I company guaranty 9.1s, 2027	600,000	635,957
Health Care REIT, Inc. sr. notes 6s, 2013 (R)	385,000	389,166
Heritage Property Investment Trust company guaranty
5 1/8s, 2014 (R)	795,000	776,518
Hospitality Properties Trust notes 6 3/4s, 2013 (R)	780,000	821,126
HRPT Properties Trust bonds 5 3/4s, 2014 (R)	530,000	531,198
HRPT Properties Trust notes 6 1/4s, 2016 (R)	525,000	541,557
HSBC Finance Capital Trust IX FRN 5.911s, 2035	3,300,000	3,318,916
ILFC E-Capital Trust II 144A FRB 6 1/4s, 2065	2,560,000	2,593,859
International Lease Finance Corp. notes 4 3/4s, 2012	2,630,000	2,561,346
iStar Financial, Inc. sr. unsecd. notes 5 7/8s, 2016
(R)	1,630,000	1,624,647
JP Morgan Chase Capital XVIII bonds Ser. R, 6.95s, 2036	3,460,000	3,745,492
JP Morgan Chase Capital XX jr. sub. Ser. T, 6.55s, 2036	565,000	580,006

Lehman Brothers E-Capital Trust I FRN 6.173s, 2065	2,420,000	2,436,352
Lehman Brothers Holdings, Inc. sub. notes 5 3/4s, 2017	160,000	161,926
Liberty Mutual Insurance 144A notes 7.697s, 2097	2,160,000	2,246,439
Lincoln National Corp. FRB 7s, 2066	1,250,000	1,315,824
Loews Corp. notes 5 1/4s, 2016	510,000	498,541
MetLife, Inc. notes 5.7s, 2035	725,000	715,421
MetLife, Inc. notes 5s, 2015	1,210,000	1,173,492
Mizuho Financial Group Cayman, Ltd. bank guaranty
8 3/8s, 2049 (Cayman Islands)	750,000	790,725
Nationwide Financial Services, Inc. notes 5 5/8s, 2015	465,000	464,108
Nationwide Health Properties, Inc. notes 6 1/2s, 2011
(R)	650,000	667,954
Nationwide Mutual Insurance Co. 144A notes 8 1/4s, 2031	375,000	461,581
NB Capital Trust IV company guaranty 8 1/4s, 2027	5,540,000	5,802,003
Nuveen Investments, Inc. sr. notes 5 1/2s, 2015	505,000	494,232
Nuveen Investments, Inc. sr. notes 5s, 2010	505,000	496,106
OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033	1,240,000	1,294,006
PNC Bank NA notes 4 7/8s, 2017	1,030,000	983,338
ProLogis Trust sr. notes 5 3/4s, 2016 (R)	905,000	908,149
Prudential Holdings LLC 144A bonds 8.695s, 2023	1,510,000	1,862,781
Realogy Corp. 144A notes 6.15s, 2011 (R)	70,000	71,130
Realogy Corp. 144A sr. notes 6 1/2s, 2016 (R)	280,000	286,998
Rouse Co LP/TRC Co-Issuer Inc. sr. notes 6 3/4s, 2013	695,000	702,473
Rouse Co. (The) notes 7.2s, 2012 (R)	645,000	664,079
Royal Bank of Scotland Group PLC bonds Ser. 1, 9.118s,
2049 (United Kingdom)	1,900,000	2,115,958
Royal Bank of Scotland Group PLC FRB 7.648s, 2049
(United Kingdom)	400,000	468,986
Safeco Capital Trust I company guaranty 8.072s, 2037	1,365,000	1,434,858
Simon Property Group LP unsub. 5 3/4s, 2015 (R)	740,000	753,172
Sovereign Bancorp, Inc. 144A sr. notes 4.8s, 2010	730,000	715,772
St. Paul Travelers Cos., Inc. (The) sr. unsecd. notes
5 1/2s, 2015	80,000	80,189
Sun Life Canada Capital Trust 144A company guaranty
8.526s, 2049	2,115,000	2,231,010
Swiss Re Capital I LP 144A company guaranty FRN
6.854s, 2049	850,000	876,367
Transamerica Capital III company guaranty 7 5/8s, 2037	1,095,000	1,263,338
UBS AG/Jersey Branch FRN 8.39s, 2008 (Jersey)	3,020,000	3,099,275
UBS Preferred Funding Trust I company guaranty 8.622s,
2049	1,345,000	1,495,454
Washington Mutual Bank/Henderson NV sub. notes Ser.
BKNT, 5.95s, 2013	1,030,000	1,053,086
Westfield Group sr. notes 5.7s, 2016 (Australia)	875,000	876,393
Westpac Capital Trust III 144A sub. notes FRN 5.819s,
2049 (Australia)	1,010,000	1,007,041

		86,862,904

Health Care (0.1%)

Bayer Corp. 144A FRB 6.2s, 2008	845,000	848,304
Health Management Associates, Inc. sr. notes 6 1/8s,
2016	420,000	404,694
Hospira, Inc. notes 5.9s, 2014	430,000	426,110
Ventas Realty LP/Capital Corp. company guaranty
6 3/4s, 2010 (R)	275,000	282,563
Ventas Realty LP/Capital Corp. sr. notes 6 3/4s, 2017
(R)	620,000	624,650
WellPoint, Inc. notes 5s, 2014	515,000	499,602
WellPoint, Inc. unsecd. notes 5 1/4s, 2016	590,000	581,082
Wyeth notes 5 1/2s, 2014	2,475,000	2,489,796

		6,156,801

Technology (0.1%)

Arrow Electronics, Inc. debs. 7 1/2s, 2027	760,000	834,708
Avnet, Inc. notes 6s, 2015	765,000	747,540
Computer Associates International, Inc. 144A sr. notes
6 1/8s, 2014	980,000	919,949
Xerox Corp. sr. notes 6.4s, 2016	1,030,000	1,032,575

		3,534,772

Transportation (0.2%)

American Airlines, Inc. pass-through certificates Ser.
01-2, 7.858s, 2011	525,000	567,000
BNSF Funding Trust I company guaranty FRB 6.613s, 2055	2,285,000	2,323,840
Continental Airlines, Inc. pass-through certificates
Ser. 98-3, 6.32s, 2008	2,895,000	2,933,091
Ryder System, Inc. notes Ser. MTN, 5.95s, 2011	450,000	458,329
Ryder System, Inc. notes Ser. MTN, 5.85s, 2016	585,000	584,696
Union Pacific Corp. 144A pass-through certificates
5.214s, 2014	590,000	581,492

		7,448,448

Utilities & Power (0.8%)

AEP Texas North Co. sr. notes Ser. B, 5 1/2s, 2013	905,000	900,727
Appalachian Power Co. sr. notes 5.8s, 2035	510,000	485,981
Arizona Public Services Co. notes 6 1/2s, 2012	1,040,000	1,077,278
Atmos Energy Corp. notes 4.95s, 2014	1,125,000	1,066,254
Beaver Valley II Funding debs. 9s, 2017	1,465,000	1,654,849
CenterPoint Energy Houston Electric, LLC general ref.
mtge. Ser. M2, 5 3/4s, 2014	110,000	110,904
CenterPoint Energy Resources Corp. notes 7 3/4s, 2011	1,060,000	1,149,451
Cleveland Electric Illuminating Co. (The) 144A sr.
notes Ser. D, 7.88s, 2017	550,000	642,629
Commonwealth Edison Co. 1st mtge. Ser. 104, 5.95s, 2016	605,000	612,181
Consolidated Natural Gas Co. sr. notes 5s, 2014	530,000	505,960
Consumers Energy Co. 1st mtge. 5s, 2012	1,210,000	1,184,217
Consumers Energy Co. 1st mtge. Ser. B, 5 3/8s, 2013	805,000	798,367
Dayton Power & Light Co. (The) 1st mtge. 5 1/8s, 2013	975,000	961,974
Dominion Resources, Inc. jr. ub. notes FRN 6.3s, 2066	3,085,000	3,088,893
Duke Energy Field Services, LLC 144A bonds 6.45s, 2036	1,190,000	1,226,998
Duke Energy Field Services, LLC 144A notes 5 3/8s, 2015	260,000	253,811
Enbridge Energy Partners LP sr. notes 5.35s, 2014	555,000	533,492
Entergy Gulf States, Inc. 1st mtge. 5 1/4s, 2015	985,000	937,042
Indianapolis Power & Light 144A 1st mtge. 6.3s, 2013	515,000	531,937
Ipalco Enterprises, Inc. sec. notes 8 3/8s, 2008	440,000	455,400
ITC Holdings Corp. 144A notes 5 7/8s, 2016	1,090,000	1,088,878
Kansas Gas & Electric bonds 5.647s, 2021	395,000	390,078
Kinder Morgan, Inc. sr. notes 6 1/2s, 2012	685,000	689,145
MidAmerican Energy Holdings Co. bonds 6 1/8s, 2036	2,410,000	2,478,292
National Fuel Gas Co. notes 5 1/4s, 2013	545,000	535,285
Nevada Power Co. 2nd mtge. 9s, 2013	478,000	519,131
Nevada Power Co. general ref. mtge. Ser. L, 5 7/8s,
2015	525,000	526,537
Northwestern Corp. sec. notes 5 7/8s, 2014	1,090,000	1,084,307
Oncor Electric Delivery Co. debs. 7s, 2022	675,000	736,036
Oncor Electric Delivery Co. sec. notes 7 1/4s, 2033	820,000	937,736
PacifiCorp Sinking Fund 1st mtge. 5.45s, 2013	1,020,000	1,025,261
Potomac Edison Co. 144A 1st mtge. 5.8s, 2016	1,085,000	1,096,437
Power Receivable Finance, LLC 144A sr. notes 6.29s,
2012 (S)	1,082,313	1,091,404
PPL Energy Supply LLC bonds Ser. A, 5.7s, 2015	640,000	633,011
Progress Energy, Inc. sr. unsecd. notes 5 5/8s, 2016	970,000	972,464
Public Service Co. of Colorado sr. notes Ser. A,
6 7/8s, 2009	375,000	388,951
Public Service Co. of New Mexico sr. notes 4.4s, 2008	570,000	559,896
Southern California Edison Co. 1st mtge. 5s, 2014	230,000	225,250
Southern California Edison Co. notes 6.65s, 2029	1,205,000	1,316,478
Teco Energy, Inc. notes 7.2s, 2011	1,070,000	1,112,800
TransAlta Corp. notes 5 3/4s, 2013 (Canada)	665,000	664,644
Westar Energy, Inc. 1st mtge. 5.15s, 2017	75,000	71,634
Westar Energy, Inc. 1st mtge. 5.1s, 2020	800,000	743,346
York Power Funding 144A notes 12s, 2007 (Cayman
Islands) (In default) (F)(NON)	157,726	13,127

		37,078,473

Total corporate bonds and notes (cost $213,089,382)		$213,724,675

CONVERTIBLE PREFERRED STOCKS (0.3%)(a)
	Shares	Value

Hartford Financial Services Group, Inc. (The) $3.00
cv. pfd.	70,503	$5,331,789
Huntsman Corp. $2.50 cv. pfd.	109,061	4,171,583
XL Capital, Ltd. $1.625 cv. pfd. (Bermuda)	245,200	5,590,560

Total convertible preferred stocks (cost $13,812,524)				$15,093,932

PURCHASED OPTIONS OUTSTANDING (--%)(a)

	Expiration
	date/strike price		Contract amount	Value

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate of
5.28% versus the three month USD-LIBOR-BBA maturing on
March 8, 2017.	Mar - 07/5.28		$89,553,000	$1,665,462
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.28%
versus the three month USD-LIBOR-BBA maturing on
March 8, 2017.	Mar - 07/5.28		89,553,000	626,038

Total purchased options outstanding (cost $4,392,574)				$2,291,500

MUNICIPAL BONDS AND NOTES (--%)(a)
	Rating (RAT)		Principal amount	Value

MI Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A,
7.309s, 6/1/34			$1,005,000	$1,047,692
NJ State Tpk. Auth. Rev. Bonds, Ser. B, AMBAC, 4.252s,
1/1/16			600,000	567,564

Total municipal bonds and notes (cost $1,586,739)				$1,615,256

WARRANTS (--%)(a) (NON) (cost $0)
	Expiration date	Strike Price	Warrants	Value

Raytheon Co.	6/16/11	$37.50	29,195	$458,945

PREFERRED STOCKS (--%)(a) (cost $8,700)
			Shares	Value

Ion Media Networks, Inc. 14.25% cum. pfd. (PIK)			1	$8,025

SHORT-TERM INVESTMENTS (12.4%)(a)
			Principal
			amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 5.27% to 5.44% and
due dates ranging from November 1, 2006 to
December 22, 2006 (d)			$355,981,271	$354,996,482
Putnam Prime Money Market Fund (e)			172,720,592	172,720,592
CHARTA LLC for an effective yield of 5.31%, maturity
date in November 1, 2006			45,000,000	45,000,000

Total short-term investments (cost $572,717,074)				$572,717,074

TOTAL INVESTMENTS

Total investments (cost $4,937,952,501) (b)				$5,453,178,514

FUTURES CONTRACTS OUTSTANDING at 10/31/06 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

U.S. Treasury Note 2 yr (Short)	4,210	$860,550,313	Dec-06	$(101,448)
U.S. Treasury Note 5 yr (Long)	633	66,821,063	Dec-06	376,339
U.S. Treasury Note 10 yr (Long)	3,734	404,088,813	Dec-06	2,694,026
U.S. Treasury Bond 20 yr (Long)	1,386	156,141,563	Dec-06	1,280,063
S&P 500 Index E-Mini (Long)	747	51,664,388	Dec-06	2,141,684
Euro-Dollar 90 day (Short)	2,321	552,659,113	Dec-07	9,036
Euro-Dollar 90 day (Long)	2,173	514,892,350	Mar-07	(368,423)
Euro-Dollar 90 day (Long)	167	39,510,113	Dec-06	9,996
Euro-Dollar 90 day (Long)	166	39,476,875	Sep-07	63,873
Euro-Dollar 90 day (Long)	166	39,404,250	Dec-06	38,848

Total				$6,143,994

WRITTEN OPTIONS OUTSTANDING at 10/31/06 (premiums received $8,198,261) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing on
July 5, 2017.	$76,820,000	Jun 07 /4.55	$316,967
Option on an interest rate swap with Lehman Brothers International for the obligation to pay a fixed rate of 5.225% semi-annually versus the three month
USD-LIBOR-BBA maturing March 5, 2018.	32,581,000	Mar 08 /5.225	937,681
Option on an interest rate swap with Lehman Brothers International for the obligation to receive a fixed rate of 5.225% semi-annually versus the three month
USD-LIBOR-BBA maturing March 5, 2018.	32,581,000	Mar 08 /5.225	754,283
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing on
July 5, 2017.	76,820,000	Jun 07 /4.55	3,658,668

Total			$5,667,599

TBA SALE COMMITMENTS OUTSTANDING at 10/31/06 (proceeds receivable $378,735,126) (Unaudited)
	Principal	Settlement
Agency	amount	date	Value

FHLMC, 5 1/2s, November 1, 2036	$15,000,000	11/13/06	$14,838,282
FNMA, 5 1/2s, November 1, 2036	369,750,000	11/13/06	365,388,096

Total			$380,226,378

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/06 (Unaudited)
		Payments	Payments	Unrealized
Swap counterparty /	Termination	made by	received by	appreciation/
Notional amount	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
$700,000	9/1/15	3 month USD-LIBOR-BBA	4.53%	$(30,156)

4,636,000	10/2/16	5.15631%	3 month USD-LIBOR-BBA	(6,710)

53,000,000	10/21/15	4.943%	3 month USD-LIBOR-BBA	677,605

3,720,000	6/24/15	4.39%	3 month USD-LIBOR-BBA	150,420

3,070,000	6/23/15	4.45%	3 month USD-LIBOR-BBA	109,557

7,440,000	6/23/15	4.466%	3 month USD-LIBOR-BBA	256,823

20,610,000	6/17/15	4.555%	3 month USD-LIBOR-BBA	587,511

248,000,000	5/21/07	3.95%	3 month USD-LIBOR-BBA	270,485

84,900,000	4/6/10	4.6375%	3 month USD-LIBOR-BBA	1,069,616

87,100,000	1/14/10	3 month USD-LIBOR-BBA	4.106%	(1,488,921)

102,075,000	12/22/09	3.965%	3 month USD-LIBOR-BBA	2,264,790

82,772,000	1/28/24	3 month USD-LIBOR-BBA	5.2125%	839,055

Citibank, N.A.
56,920,000	7/27/09	5.504%	3 month USD-LIBOR-BBA	(1,446,780)

4,380,000	4/7/14	5.377%	3 month USD-LIBOR-BBA	(77,244)

Credit Suisse First Boston International
6,600,000	11/17/09	3.947%	3 month USD-LIBOR-BBA	154,405

Credit Suisse International
6,762,000	9/28/16	5.10886%	3 month USD-LIBOR-BBA	16,584

3,843,000	3/21/16	3 month USD-LIBOR-BBA	5.20497%	19,502

Goldman Sachs Capital Markets, L.P.
4,968,000	5/3/16	5.565%	3 month USD-LIBOR-BBA	(230,699)

13,380,000	4/7/14	5.33842%	3 month USD-LIBOR-BBA	(202,873)

Goldman Sachs International
4,331,000	10/19/16	5.32413%	3 month USD-LIBOR-BBA	(61,907)

17,771,000	9/29/16	3 month USD-LIBOR-BBA	5.1275%	(17,094)

55,949,000	9/29/08	5.085%	3 month USD-LIBOR-BBA	29,073

JPMorgan Chase Bank, N.A.
47,810,000	10/21/15	4.916%	3 month USD-LIBOR-BBA	703,333

81,200,000	8/4/16	3 month USD-LIBOR-BBA	5.5195%	2,363,008

156,100,000	8/4/08	3 month USD-LIBOR-BBA	5.40%	637,247

10,430,000	8/2/15	3 month USD-LIBOR-BBA	4.6570%	(345,992)

63,370,000	6/29/15	3 month USD-LIBOR-BBA	4.296%	(2,970,214)

4,470,000	6/24/15	3 month USD-LIBOR-BBA	4.387%	187,006

17,930,000	6/16/15	4.538%	3 month USD-LIBOR-BBA	526,430

170,000,000	3/30/08	3 month USD-LIBOR-BBA	5.163%	(103,752)

94,000,000	3/30/16	3 month USD-LIBOR-BBA	5.2755%	1,061,231

61,990,000	10/10/13	5.09%	3 month USD-LIBOR-BBA	(12,243)

44,550,000	10/10/13	5.054%	3 month USD-LIBOR-BBA	95,047

126,500,000	3/7/15	3 month USD-LIBOR-BBA	4.798%	(2,771,327)

20,829,000	9/28/16	3 month USD-LIBOR-BBA	5.1223%	(34,607)

65,551,000	9/28/08	5.096%	3 month USD-LIBOR-BBA	23,888

4,639,000	9/18/16	5.291%	3 month USD-LIBOR-BBA	(53,636)

183,000,000	1/17/16	4.946%	3 month USD-LIBOR-BBA	181,283

57,486,000	8/15/11	5.412%	3 month USD-LIBOR-BBA	(880,370)

Lehman Brothers International (Europe)
46,981,000	10/23/08	5.255%	3 month USD-LIBOR-BBA	(137,858)

18,884,000	10/23/16	3 month USD-LIBOR-BBA	5.3275%	275,148

267,010,000	8/3/16	5.5675%	3 month USD-LIBOR-BBA	(8,771,464)

150,213,000	8/3/11	5.445%	3 month USD-LIBOR-BBA	(2,496,728)

Lehman Brothers Special Financing, Inc.

	18,884,000	10/23/16	5.325%	3 month USD-LIBOR-BBA	(271,550)

	46,981,000	10/23/08	3 month USD-LIBOR-BBA	5.26%	142,139

	111,090,000	9/29/13	5.0555%	3 month USD-LIBOR-BBA	198,391

	135,710,000	9/8/16	5.3275%	3 month USD-LIBOR-BBA	(1,951,274)

	153,985,000	8/3/08	3 month USD-LIBOR-BBA	5.425%	704,075

Total					$(10,819,747)

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/06 (Unaudited)
		Fixed payments	Total return	Unrealized
Swap counterparty /	Termination	received (paid) by	received by	appreciation/
Notional amount	date	fund per annum	or paid by fund	(depreciation)

Citibank, N.A.
$16,150,000	11/1/06	7.5 bp plus	The spread	$26,600
		beginning	return of Lehman
		of period nominal	Brothers AAA
		spread of Lehman	8.5+ CMBS Index
		Brothers AAA	adjusted by
		8.5+ Commercial	modified
		Mortgage Backed	duration factor
Securities Index

Deutsche Bank AG London
16,150,000	11/1/06	5 bp plus	The spread	24,675
		nominal spread	return of Lehman
		of Lehman	Brothers AAA
		Brothers AAA	8.5+ CMBS Index
		8.5+ Commercial	adjusted by
		Mortgage Backed	modified
		Securities Index	duration factor

Goldman Sachs Capital Markets, L.P.
15,120,000	11/1/06	5 bp plus change	The spread	22,861
		in spread	return of Lehman
		of Lehman	Brothers AAA
		Brothers AAA	8.5+ CMBS Index
		8.5+ Commercial	adjusted by
		Mortgage Backed	modified
		Securities Index	duration factor
multiplied by
the modified
duration factor

Goldman Sachs International
3,843,000	9/15/11	678 bp (1 month	Ford Credit Auto	9,250
		USD-LIBOR)	Owner Trust
Series 2005-B
Class D

71,700,000	12/1/06	5 bp plus change	The spread	258,694
		in spread	return of Lehman
		of Lehman	Brothers Aaa
		Brothers Aaa	8.5+ CMBS Index
		8.5+ Commercial	adjusted by
		Mortgage Backed	modified
		Securities Index	duration factor
multiplied by
the modified
duration factor

Total				$342,080

CREDIT DEFAULT CONTRACTS OUTSTANDING at 10/31/06 (Unaudited)
	Upfront			Fixed payments	Unrealized
Swap counterparty /	premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**	amount	date	fund per annum	(depreciation)

Bank of America, N.A.
L-3 Communications
Corp. 7 5/8%, 6/15/12	$--	$735,000	9/20/11	(111 bp)	$(6,707)

L-3 Communications
Corp. 7 5/8%, 6/15/12	--	295,000	6/20/11	(101 bp)	(1,917)

Waste Management,
7.375%, 8/1/10	--	1,140,000	9/20/12	64 bp	14,805

Deutsche Bank AG
DJ CDX NA IG Series 7	(1)	3,591,000	12/20/13	(50 bp)	(12,620)

DJ CDX NA IG Series 7
Index 7-10% tranche	--	3,591,000	12/20/13	55 bp	20,705

France Telecom, 7.25%,
1/28/13	--	1,870,000	6/20/16	70 bp	12,803

Goldman Sachs Capital Markets, L.P.
Noble Energy, Inc., 8%,
4/1/27	--	1,145,000	6/20/13	60 bp	(1,936)

Goldman Sachs International
Any one of the
underlying securities
in the basket of BB
CMBS securities	--	8,582,000	(a)	2.461%	744,443

DJ CDX NA IG Series 6
Index	--	5,974,000	6/20/13	55 bp	49,833

DJ CDX NA IG Series 6
Index	2,562	5,974,000	6/20/13	(50 bp)	(21,680)

DJ CDX NA IG Series 7
Index	(22,000)	192,305,000	12/20/11	(40 bp)	(547,692)

DJ CDX NA IG Series 7
Index	(2)	5,989,000	12/20/13	(50 bp)	(20,899)

DJ CDX NA IG Series 7
Index 7-10% tranche	--	5,989,000	12/20/13	56 bp	37,911

Lehman Brothers Special Financing, Inc.
DJ CDX NA IG Series 7
Index	3,381	5,700,000	12/20/13	(50 bp)	(16,140)

DJ CDX NA IG Series 7
Index 7-10% tranche	--	5,700,000	12/20/13	54.37 bp	29,800

Hilton Hotels, 7 5/8%,
12/1/12	--	1,465,000	6/20/13	94 bp	(22,419)

Morgan Stanley Capital Services, Inc.
DJ CDX NA IG Series 7
Index	3,692	6,218,000	12/20/13	(50 bp)	(17,841)

DJ CDX NA IG Series 7
Index, 7-10% tranche	--	6,218,000	12/20/13	53 bp	27,706

Total					$268,155

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

(a) Terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference entity are liquidated.

NOTES

(a) Percentages indicated are based on net assets of $4,636,523,911.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at October 31, 2006 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at October 31, 2006. Securities rated by Putnam are indicated by "/P". Securities rated by Fitch are indicated by "/F". Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $4,970,584,126, resulting in gross unrealized appreciation and depreciation of $558,923,501 and $76,329,113, respectively, or net unrealized appreciation of $482,594,388.

(NON) Non-income-producing security.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts and written options at October 31, 2006.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At October 31, 2006 the value of securities loaned amounted to $344,393,372. Certain of these securities were sold prior to year/period-end. The fund received cash collateral of $354,996,482 which is pooled with collateral of other Putnam funds into 42 issues of high-grade, short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $33,863 for the period ended October 31, 2006. During the period ended October 31, 2006, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $68,812,600 and $344,111,919, respectively.

(F) Security is valued at fair value following procedures approved by the Trustees.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at October 31, 2006.

(SN) The securities noted above were purchased during the period for an aggregate cost of $3,466,531. During the period, questions arose regarding a potential misidentification of the characteristics of these securities. As a result of initial inquiries into the matter, the values of these securities were adjusted. As of October 31, 2006, the aggregate values of these securities totaled $2,829,218. The positions in two of the nine holdings, Countrywide Home Loans 144A, IFB Ser. 05-R3, Class AS, IO, 0.699s, 2035 and GSMPS Mortgage Loan Trust 144A, IFB Ser. 05-RPI, Class 1AS, IO, 0.898s, 2035, subsequently were sold for $196,462 and $233,424, respectively. An investigation of the facts surrounding the acquisition and valuation of these securities is currently underway to determine whether the fund may have claims against other parties in this regard (Note 1).

At October 31, 2006, liquid assets totaling $364,048,616 have been designated as collateral for open forward commitments and swap contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

TBA after the name of a security represents to be announced securities.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at October 31, 2006.

The dates shown on debt obligations are the original maturity dates.

AMBAC represents AMBAC Indemnity Corporation

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at October 31, 2006.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain total return swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. Payments are made upon a credit default event of the disclosed primary referenced obligation or all other equally ranked obligations of the reference entity. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss.

Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund’s portfolio.

TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets.

Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The George Putnam Fund of Boston

By (Signature and Title):

/s/ Michael T. Healy
Michael T. Healy
Principal Accounting Officer
Date: December 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: December 28, 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: December 28, 2006